UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2003

Item 1. Reports to Stockholders

Fidelity® Advisor

Strategic Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended December 31, 2003	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 4.75% sales charge) B	13.54%	7.72%	9.19%
Class T (incl. 3.50% sales charge)	14.92%	7.92%	9.29%
Class B (incl. contingent deferred sales charge) C	13.38%	7.69%	9.21%
Class C (incl. contingent deferred sales charge) D	17.24%	7.87%	8.91%

A From October 31, 1994

B Class A shares bear a 0.15% 12b-1 fee. The initial offering of Class A shares took place on September 3, 1996. Returns prior to September 3, 1996 are those of Class T and reflect a 0.25% 12b-1 fee.

C Class B shares' contingent deferred sales charges included in the past one year, past five year and life of fund total return figures are 5%, 2% and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on November 3, 1997. Returns prior to November 3, 1997 are those of Class B and reflect a 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Had Class C shares' 12b-1 fee been reflected, returns between January 1, 1996 and November 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five year and life of fund total return figures are 1%, 0% and 0%, respectively.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Strategic Income Fund - Class T on October 31, 1994, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Merrill Lynch® U.S. High Yield Master II Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from William Eigen, Lead Portfolio Manager of Fidelity® Advisor Strategic Income Fund

The lower the quality, the higher the return: That in a nutshell describes global bond performance in 2003. Domestic high-yield bonds - as measured by the Merrill Lynch® U.S High Yield Master II Index - had their second-best return ever, gaining 28.15%. A declining default rate, improving credit conditions and rebounding equity markets helped pace the recovery. Emerging markets also performed well, as the J.P. Morgan Emerging Markets Bond Index Global finished the year with a 25.66% return. Several factors drove the category's performance, including a dramatic increase in global liquidity and a stronger world economy. Back in the United States, the prices of high-quality Treasury bonds declined when yields spiked upwards on signs of economic improvement and fears of rising interest rates. Government agency bonds, meanwhile, struggled against a backdrop of heightened regulatory scrutiny. As a result, the Lehman Brothers® Government Bond Index advanced only 2.36%. Government bond markets outside the United States fared much better, as the Citigroup® Non-U.S. Dollar World Government Bond Index rose 18.52%, driven mainly by weakness in the dollar relative to other major world currencies.

During the past year, the fund's Class A, Class T, Class B and Class C shares rose 19.20%, 19.09%, 18.38% and 18.24%, respectively, while the Fidelity Strategic Income Composite Index and the LipperSM Multi-Sector Income Funds Average returned 18.58% and 16.11%, respectively. While security selection was positive overall, my asset allocation decisions primarily drove fund returns. A sizable stake in high-yield securities provided a major boost to both absolute and relative performance, as that sector climbed more than 28%. Complementing my strategy of overweighting high-yield was a significant underweighting in U.S. government bonds, which, despite posting positive returns, significantly trailed all segments of the fixed-income market. Elsewhere, despite remaining roughly neutral weighted on average in solid-performing developed-markets debt, slight overweightings at times helped as the dollar declined sharply versus most major foreign currencies. The fund's above-average weighting in cash, however, detracted from relative returns. Country selection helped the emerging-markets subportfolio soundly beat its index, while sector selection pushed the high-yield and U.S. government bond subportfolios past their benchmarks. The developed-markets subportfolio performed in line with its index, gaining nearly 21%.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Five Holdings as of December 31, 2003
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	9.5	9.1
Fannie Mae	4.5	6.2
German Federal Republic	4.1	3.6
Brazilian Federative Republic	2.6	2.1
Canadian Government	2.3	2.3
	23.0
Top Five Market Sectors as of December 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	11.9	11.8
Financials	8.4	7.7
Telecommunication Services	6.4	4.8
Utilities	5.1	6.4
Materials	4.8	4.5
Quality Diversification (% of fund's net assets)
As of December 31, 2003	As of June 30, 2003
U.S.Government and U.S.Government Agency Obligations 17.8%	U.S.Government and U.S.Government Agency Obligations 17.4%
AAA,AA,A 13.5%	AAA,AA,A 13.4%
BBB 4.3%	BBB 5.0%
BB 11.5%	BB 15.2%
B 27.4%	B 27.5%
CCC,CC,C 10.6%	CCC,CC,C 8.4%
D 0.2%	D 0.3%
Not Rated 1.7%	Not Rated 1.8%
Equities 1.4%	Equities 0.8%
Short-Term Investments and Net Other Assets 11.6%	Short-Term Investments and Net Other Assets 10.2%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of December 31, 2003 *	As of June 30, 2003 **
Corporate Bonds 46.3%	Corporate Bonds 48.5%
U.S. Government and U.S. Government Agency Obligations 17.8%	U.S. Government and Government Agency Obligations 17.4%
Foreign Government & Government Agency Obligations 21.6%	Foreign Government & Government Agency Obligations 21.5%
Stocks 1.4%	Stocks 0.8%
Other Investments 1.3%	Other Investments 1.6%
Short-Term Investments and Net Other Assets 11.6%	Short-Term Investments and Net Other Assets 10.2%

* Foreign investments	32.9%	** Foreign investments	33.3%
* Swaps	0.9%	** Swaps	0.0%

Annual Report

Investments December 31, 2003

Showing Percentage of Net Assets

Corporate Bonds - 46.3%
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Atmel Corp. 0% 5/23/21		$ 4,290	$ 1,823
Nonconvertible Bonds - 46.2%
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.6%
Dana Corp.:
9% 8/15/11		4,190	4,955
10.125% 3/15/10		1,855	2,143
Eagle-Picher Industries, Inc. 9.75% 9/1/13 (f)		1,470	1,588
Keystone Automotive Operations, Inc. 9.75% 11/1/13 (f)		370	400
Stoneridge, Inc. 11.5% 5/1/12		35	41
Tenneco Automotive, Inc. 11.625% 10/15/09		265	286
United Components, Inc. 9.375% 6/15/13		360	392
			9,805
Hotels, Restaurants & Leisure - 2.7%
Bally Total Fitness Holding Corp.:
9.875% 10/15/07		935	844
10.5% 7/15/11		2,250	2,273
Domino's, Inc. 8.25% 7/1/11 (f)		670	724
Florida Panthers Holdings, Inc. 9.875% 4/15/09		2,205	2,348
Gaylord Entertainment Co. 8% 11/15/13 (f)		670	704
Herbst Gaming, Inc. 10.75% 9/1/08		310	349
Hilton Hotels Corp.:
7.625% 12/1/12		660	743
8.25% 2/15/11		1,315	1,516
ITT Corp. 7.375% 11/15/15		610	651
Mandalay Resort Group:
6.375% 12/15/11 (f)		1,220	1,244
6.5% 7/31/09		1,995	2,065
MGM MIRAGE 8.5% 9/15/10		435	499
Morton's Restaurant Group, Inc. 7.5% 7/1/10 (f)		1,080	1,015
Penn National Gaming, Inc. 8.875% 3/15/10		3,675	3,987
Royal Caribbean Cruises Ltd. 6.875% 12/1/13		2,060	2,070
Speedway Motorsports, Inc. 6.75% 6/1/13		700	721
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07		1,480	1,591
7.875% 5/1/12		985	1,103
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Station Casinos, Inc. 8.375% 2/15/08		$ 4,000	$ 4,290
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11		3,735	4,071
Town Sports International, Inc. 9.625% 4/15/11		1,435	1,546
Tricon Global Restaurants, Inc. 8.875% 4/15/11		1,745	2,111
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10		295	341
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)		591	625
Wheeling Island Gaming, Inc. 10.125% 12/15/09		735	790
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10		2,550	3,009
			41,230
Household Durables - 0.9%
Beazer Homes USA, Inc. 8.625% 5/15/11		1,085	1,196
D.R. Horton, Inc.:
7.875% 8/15/11		1,000	1,135
8% 2/1/09		1,300	1,469
K. Hovnanian Enterprises, Inc. 7.75% 5/15/13		1,750	1,842
KB Home 8.625% 12/15/08		1,350	1,499
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind (i)		1,000	870
Simmons Co. 7.875% 1/15/14 (f)		450	452
Standard Pacific Corp.:
7.75% 3/15/13		750	799
9.25% 4/15/12		315	351
Telex Communications, Inc. 11.5% 10/15/08 (f)		1,720	1,823
Tempur-Pedic, Inc./Tempur Production USA, Inc. 10.25% 8/15/10 (f)		1,450	1,617
			13,053
Internet & Catalog Retail - 0.2%
J. Crew Operating Corp. 10.375% 10/15/07		3,210	3,306
Leisure Equipment & Products - 0.1%
The Hockey Co. 11.25% 4/15/09		1,380	1,580
Media - 5.9%
AMC Entertainment, Inc.:
9.5% 3/15/09		220	227
9.5% 2/1/11		375	392
9.875% 2/1/12		1,740	1,905
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
American Media Operations, Inc. 8.875% 1/15/11		$ 260	$ 282
Azteca Holdings SA de CV 12.5% 6/15/05		1,275	1,304
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (d)		2,950	2,390
0% 4/1/11 (d)		1,780	1,513
0% 5/15/11 (d)		2,510	1,682
10% 4/1/09		3,915	3,484
10.75% 10/1/09		1,670	1,503
Cinemark USA, Inc.:
8.5% 8/1/08		615	642
9% 2/1/13		500	563
Corus Entertainment, Inc. 8.75% 3/1/12		1,970	2,167
CSC Holdings, Inc.:
7.625% 4/1/11		2,580	2,683
7.625% 7/15/18		1,845	1,910
7.875% 2/15/18		710	749
9.875% 2/15/13		3,300	3,432
EchoStar DBS Corp.:
6.375% 10/1/11 (f)		5,910	6,058
9.125% 1/15/09		42	47
10.375% 10/1/07		25	27
Entravision Communications Corp. 8.125% 3/15/09		1,930	2,060
Granite Broadcasting Corp. 9.75% 12/1/10 (f)		2,355	2,331
Grupo Televisa SA de CV 8% 9/13/11		2,395	2,682
Haights Cross Operating Co. 11.75% 8/15/11 (f)		1,790	1,844
Houghton Mifflin Co.:
0% 10/15/13 (d)(f)		6,545	4,107
8.25% 2/1/11		1,905	2,029
9.875% 2/1/13		1,545	1,684
IMAX Corp. 9.625% 12/1/10 (f)		1,970	2,078
Innova S. de R.L. 9.375% 9/19/13 (f)		5,465	5,629
Lamar Media Corp. 7.25% 1/1/13		370	397
LBI Media, Inc. 10.125% 7/15/12		835	950
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	51
Nextmedia Operating, Inc. 10.75% 7/1/11		490	557
PanAmSat Corp.:
6.375% 1/15/08		490	497
8.5% 2/1/12		1,425	1,568
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Pearson PLC 6.125% 2/1/07	EUR	500	$ 675
Pegasus Satellite Communications, Inc. 11.25% 1/15/10 (f)		$ 2,235	1,922
PEI Holdings, Inc. 11% 3/15/10		2,270	2,633
Radio One, Inc. 8.875% 7/1/11		4,015	4,417
Regal Cinemas Corp. 9.375% 2/1/12		1,535	1,738
Rogers Cable, Inc.:
6.25% 6/15/13		1,160	1,173
yankee 7.875% 5/1/12		1,710	1,907
Sun Media Corp. Canada 7.625% 2/15/13		635	678
Susquehanna Media Co.:
7.375% 4/15/13		770	809
8.5% 5/15/09		90	95
Telewest PLC:
11% 10/1/07 (c)		6,795	4,281
yankee 9.625% 10/1/06 (c)		1,720	1,058
TV Azteca SA de CV:
euro 10.5% 2/15/07 (Reg. S)		1,300	1,333
yankee 10.5% 2/15/07		255	261
Vertis, Inc.:
9.75% 4/1/09		1,600	1,736
10.875% 6/15/09		1,230	1,301
Videotron LTEE 6.875% 1/15/14 (f)		550	567
Vivendi Universal SA 9.25% 4/15/10		3,580	4,242
Von Hoffman Holdings, Inc. 13.5% 5/15/09		150	136
			92,386
Multiline Retail - 0.1%
Barneys, Inc. 9% 4/1/08		1,160	1,114
Specialty Retail - 0.4%
AutoNation, Inc. 9% 8/1/08		1,850	2,118
Grupo Elektra SA de CV 12% 4/1/08		1,485	1,600
Hollywood Entertainment Corp. 9.625% 3/15/11		1,760	1,879
J. Crew Intermediate LLC 0% 5/15/08 (d)		1,375	1,059
			6,656
Textiles Apparel & Luxury Goods - 0.1%
Levi Strauss & Co. 12.25% 12/15/12		2,795	1,803
TOTAL CONSUMER DISCRETIONARY			170,933
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 1.4%
Food Products - 0.7%
Central Garden & Pet Co. 9.125% 2/1/13		$ 260	$ 288
Chiquita Brands International, Inc. 10.56% 3/15/09		2,295	2,559
Corn Products International, Inc.:
8.25% 7/15/07		1,250	1,375
8.45% 8/15/09		215	240
Dean Foods Co.:
6.625% 5/15/09		90	95
6.9% 10/15/17		979	999
8.15% 8/1/07		1,350	1,485
Doane Pet Care Co.:
9.75% 5/15/07		1,275	1,148
10.75% 3/1/10		800	832
Gruma SA de CV 7.625% 10/15/07		835	900
Hines Nurseries, Inc. 10.25% 10/1/11 (f)		370	403
Michael Foods, Inc. 8% 11/15/13 (f)		420	439
			10,763
Household Products - 0.2%
Johnsondiversey Holdings, Inc. 0% 5/15/13 (d)(f)		4,730	3,618
Personal Products - 0.5%
Revlon Consumer Products Corp. 12% 12/1/05		7,380	7,417
TOTAL CONSUMER STAPLES			21,798
ENERGY - 3.8%
Energy Equipment & Services - 0.5%
Grant Prideco, Inc.:
9% 12/15/09		170	187
9.625% 12/1/07		460	513
Hanover Compressor Co.:
0% 3/31/07		1,330	978
8.625% 12/15/10		490	511
Petroliam Nasional BHD (Petronas):
7.625% 10/15/26 (Reg. S)		610	700
7.75% 8/15/15 (Reg. S)		1,020	1,224
Seabulk International, Inc. 9.5% 8/15/13		3,290	3,422
SESI LLC 8.875% 5/15/11		60	65
			7,600
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - 3.3%
Chesapeake Energy Corp.:
7.75% 1/15/15		$ 615	$ 661
8.125% 4/1/11		2,570	2,866
Encore Acquisition Co. 8.375% 6/15/12		755	819
Energy Partners Ltd. 8.75% 8/1/10		1,830	1,903
Forest Oil Corp. 8% 12/15/11		480	516
General Maritime Corp. 10% 3/15/13		2,425	2,740
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp.:
6.25% 6/1/10		1,480	1,554
10.625% 12/1/12		823	1,021
Houston Exploration Co. 7% 6/15/13 (f)		410	422
OAO Gazprom:
9.625% 3/1/13		3,310	3,662
10.5% 10/21/09		2,300	2,697
Pecom Energia SA:
8.125% 7/15/10 (Reg. S)		3,565	3,547
9% 5/1/09 (Reg. S)		735	763
Petroleos Mexicanos 9.25% 3/30/18		4,425	5,139
Plains All American Pipeline LP 7.75% 10/15/12		430	493
Plains Exploration & Production Co. LP Series B, 8.75% 7/1/12		1,825	2,003
Range Resources Corp. 7.375% 7/15/13		2,190	2,190
Teekay Shipping Corp. 8.875% 7/15/11		5,635	6,396
The Coastal Corp.:
6.375% 2/1/09		440	393
6.5% 5/15/06		370	354
6.5% 6/1/08		1,210	1,100
7.5% 8/15/06		915	889
7.75% 6/15/10		4,460	4,209
7.75% 10/15/35		235	197
Vintage Petroleum, Inc. 8.25% 5/1/12		1,000	1,085
YPF SA yankee 9.125% 2/24/09		4,025	4,417
			52,036
TOTAL ENERGY			59,636
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - 8.2%
Capital Markets - 0.0%
Equinox Holdings Ltd. 9% 12/15/09 (f)		$ 240	$ 247
J.P. Morgan AG (Vimpel Communications) loan participation note 10.45% 4/26/05 (Reg. S)		380	405
			652
Commercial Banks - 0.3%
Japan Development Bank 1.7% 9/20/22	JPY	470,000	4,285
Consumer Finance - 0.0%
Metris Companies, Inc.:
10% 11/1/04		95	81
10.125% 7/15/06		330	279
			360
Diversified Financial Services - 7.4%
Ahold Finance USA, Inc.:
6.25% 5/1/09		2,030	2,012
8.25% 7/15/10		3,480	3,719
American Airlines, Inc. pass thru trust certificates:
7.377% 5/23/19		3,953	2,806
7.379% 5/23/16		361	256
7.8% 4/1/08		200	185
Arch Western Finance LLC 6.75% 7/1/13 (f)		2,580	2,632
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13 (f)		4,085	4,146
Cellco Finance NV yankee 12.75% 8/1/05		2,435	2,703
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (f)		9,033	9,439
Chukchansi Economic Development Authority 14.5% 6/15/09 (f)		490	578
Continental Airlines, Inc. pass thru trust certificates:
6.541% 9/15/09		142	116
6.748% 9/15/18		99	81
6.795% 8/2/18		359	305
6.8% 7/2/07		96	89
6.9% 1/2/17		766	635
8.312% 10/2/12		798	686
8.321% 11/1/06		65	63
8.388% 5/1/22		936	773
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06		$ 130	$ 120
7.57% 11/18/10		1,280	1,326
7.711% 9/18/11		160	138
7.779% 11/18/05		715	665
7.92% 5/18/12		2,220	2,010
10.06% 1/2/16		170	134
Deutsche Telekom International Finance BV 6.25% 12/9/10	GBP	250	466
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11		725	816
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14		1,505	1,622
FIMEP SA 10.5% 2/15/13		2,885	3,354
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		1,000	1,070
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (f)		310	313
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11 (f)		1,335	1,492
Huntsman Advanced Materials LLC:
10% 7/15/08 (f)(g)		940	968
11% 7/15/10 (f)		750	823
Hurricane Finance BV:
9.625% 2/12/10 (f)		2,290	2,588
9.625% 2/12/10 (Reg. S)		175	198
Indosat Finance Co. BV 7.75% 11/5/10 (f)		1,045	1,053
IOS Capital LLC 7.25% 6/30/08		1,190	1,270
Japan Finance Corp. for Municipal Enterprises 1.35% 11/26/13	JPY	125,000	1,161
Jostens Holding Corp. 0% 12/1/13 (d)(f)		690	438
KFW International Finance, Inc. euro:
1% 12/20/04	JPY	570,000	5,357
1.75% 3/23/10	JPY	350,000	3,442
Kraton Polymers LLC/Kraton Polymers Capital Corp. 8.125% 1/15/14 (f)		310	324
Kreditanstalt Fuer Wiederaufbau 6% 12/7/28	GBP	800	1,646
Level 3 Financing, Inc. 10.75% 10/15/11 (f)		5,885	6,238
MEI Euro Finance Ltd. 8.75% 5/22/10 (f)		1,265	1,278
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Mobile Telesystems Finance SA:
5.17% 8/5/04 (f)(g)		$ 1,030	$ 1,031
9.75% 1/30/08 (f)		3,605	3,916
9.75% 1/30/08 (Reg. S)		250	272
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10 (f)		1,170	1,223
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11 (f)		3,085	3,178
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20		220	191
7.248% 7/2/14		314	226
7.575% 3/1/19		159	164
7.691% 4/1/17		37	30
7.95% 9/1/16		46	39
8.304% 9/1/10		284	245
PDVSA Finance Ltd.:
8.5% 11/16/12		2,150	2,096
9.375% 11/15/07		300	314
9.75% 2/15/10		4,682	4,940
Pemex Project Funding Master Trust:
2.95% 10/15/09 (f)(g)		610	621
7.375% 12/15/14		1,610	1,719
Petronas Capital Ltd. 7.875% 5/22/22 (Reg. S)		3,490	4,120
R. H. Donnelley Finance Corp. I:
8.875% 12/15/10 (f)		350	394
10.875% 12/15/12 (f)		550	652
Sealed Air Finance euro 5.625% 7/19/06	EUR	250	323
Sensus Metering Systems, Inc. 8.625% 12/15/13 (f)		440	451
Ship Finance International Ltd. 8.5% 12/15/13 (f)		3,150	3,150
Tom Brown, Inc./Tom Brown Resources Funding Corp. 7.25% 9/15/13		340	359
TRW Automotive Acquisition Corp.:
9.375% 2/15/13		1,490	1,702
11% 2/15/13		3,920	4,626
U.S. Airways pass thru trust certificates 6.85% 7/30/19		1,036	976
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (f)		5,760	6,725
Vale Overseas Ltd. 9% 8/15/13		685	750
			115,967
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - 0.5%
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		$ 1,725	$ 1,906
La Quinta Properties, Inc. 8.875% 3/15/11		1,860	2,055
Senior Housing Properties Trust:
7.875% 4/15/15		540	567
8.625% 1/15/12		1,510	1,646
Unique Public Finance Co. PLC 6.464% 3/30/32	GBP	500	944
			7,118
TOTAL FINANCIALS			128,382
HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 0.3%
Apogent Technologies, Inc. 6.5% 5/15/13		1,000	1,043
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		1,770	1,947
Fisher Scientific International, Inc. 8.125% 5/1/12		845	906
			3,896
Health Care Providers & Services - 1.0%
AmeriPath, Inc. 10.5% 4/1/13		1,970	2,128
Fountain View, Inc. 9.25% 8/19/08 (e)		243	241
Genesis HealthCare Corp. 8% 10/15/13 (f)		350	364
HCA, Inc.:
6.3% 10/1/12		1,020	1,048
6.75% 7/15/13		4,975	5,281
HealthSouth Corp. 6.875% 6/15/05		1,715	1,638
Mariner Health Care, Inc. 8.25% 12/15/13 (f)		870	881
National Nephrology Associates, Inc. 9% 11/1/11 (f)		490	512
PacifiCare Health Systems, Inc. 10.75% 6/1/09		908	1,081
Psychiatric Solutions, Inc. 10.625% 6/15/13		320	360
Triad Hospitals, Inc. 7% 11/15/13 (f)		2,020	2,043
			15,577
TOTAL HEALTH CARE			19,473
INDUSTRIALS - 3.0%
Aerospace & Defense - 0.5%
Alliant Techsystems, Inc. 8.5% 5/15/11		2,020	2,212
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
BE Aerospace, Inc.:
8% 3/1/08		$ 1,195	$ 1,105
8.5% 10/1/10 (f)		200	214
8.875% 5/1/11		2,415	2,234
9.5% 11/1/08		225	221
Transdigm, Inc. 8.375% 7/15/11		560	596
Vought Aircraft Industries, Inc. 8% 7/15/11 (f)		1,035	1,061
			7,643
Airlines - 0.2%
Continental Airlines, Inc. 8% 12/15/05		760	745
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07		101	90
7.9% 12/15/09		170	139
8.3% 12/15/29		2,100	1,376
Northwest Airlines, Inc.:
7.875% 3/15/08		295	245
9.875% 3/15/07		125	115
10.5% 4/1/09		290	241
NWA Trust 10.23% 6/21/14		284	256
			3,207
Building Products - 0.2%
Jacuzzi Brands, Inc. 9.625% 7/1/10 (f)		2,435	2,679
Nortek Holdings, Inc. 0% 5/15/11 (d)(f)		1,030	747
			3,426
Commercial Services & Supplies - 1.1%
Allied Waste North America, Inc.:
6.5% 11/15/10 (f)		1,830	1,867
7.875% 1/1/09		910	946
7.875% 4/15/13		835	904
8.5% 12/1/08		380	422
9.25% 9/1/12		540	610
American Color Graphics, Inc. 10% 6/15/10		2,170	2,208
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		1,640	1,583
9.25% 5/1/21		1,400	1,540
Danka Business Systems PLC 11% 6/15/10		1,230	1,212
Great Lakes Dredge & Dock Corp. 7.75% 12/15/13 (f)		540	556
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
NationsRent Companies, Inc. 9.5% 10/15/10 (f)		$ 810	$ 855
Worldspan LP 9.625% 6/15/11 (f)		3,985	4,124
			16,827
Electrical Equipment - 0.0%
General Cable Corp. 9.5% 11/15/10 (f)		440	475
Industrial Conglomerates - 0.1%
Tyco International Group SA yankee:
6.125% 11/1/08		35	37
6.75% 2/15/11		595	650
			687
Machinery - 0.1%
AGCO Corp. 9.5% 5/1/08		850	929
Columbus McKinnon Corp. 10% 8/1/10		190	202
Cummins, Inc. 9.5% 12/1/10 (f)		320	368
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09		155	166
			1,665
Marine - 0.1%
OMI Corp. 7.625% 12/1/13 (f)		690	693
Transport Maritima Mexicana SA de CV yankee:
9.5% 8/15/04 (c)		360	367
10.25% 11/15/06 (c)		995	1,015
			2,075
Road & Rail - 0.7%
Kansas City Southern Railway Co.:
7.5% 6/15/09		2,185	2,240
9.5% 10/1/08		95	103
TFM SA de CV yankee:
10.25% 6/15/07		865	908
11.75% 6/15/09		6,959	7,116
			10,367
TOTAL INDUSTRIALS			46,372
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.2%
Lucent Technologies, Inc.:
6.45% 3/15/29		$ 3,940	$ 3,093
6.5% 1/15/28		190	149
			3,242
Computers & Peripherals - 0.2%
Seagate Technology HDD Holdings 8% 5/15/09		2,005	2,185
IT Services - 0.5%
Dex Media, Inc.:
0% 11/15/13 (d)(f)		750	525
8% 11/15/13 (f)		4,005	4,205
Iron Mountain, Inc.:
6.625% 1/1/16		3,120	3,042
8.25% 7/1/11		535	558
8.625% 4/1/13		45	49
			8,379
Office Electronics - 0.5%
Xerox Corp.:
7.125% 6/15/10		1,720	1,828
7.625% 6/15/13		5,670	6,067
			7,895
Semiconductors & Semiconductor Equipment - 0.6%
AMI Semiconductor, Inc. 10.75% 2/1/13		688	819
Amkor Technology, Inc.:
7.75% 5/15/13		2,185	2,349
9.25% 2/15/08		155	176
10.5% 5/1/09		45	48
ON Semiconductor Corp./Semiconductor Components Industries LLC 12% 3/15/10		760	901
SCG Holding Corp./Semiconductor Components Industries LLC 12% 8/1/09		1,290	1,387
Semiconductor Note Partners Trust 0% 8/4/11 (f)		500	538
Viasystems, Inc. 10.5% 1/15/11 (f)		2,935	3,140
			9,358
TOTAL INFORMATION TECHNOLOGY			31,059
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - 4.8%
Chemicals - 1.8%
Avecia Group PLC 11% 7/1/09		$ 4,257	$ 3,895
Compass Minerals Group, Inc. 10% 8/15/11		1,120	1,254
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11 (f)		1,940	2,134
Georgia Gulf Corp. 7.125% 12/15/13 (f)		630	641
Huntsman ICI Chemicals LLC 10.125% 7/1/09		2,965	3,054
Huntsman ICI Holdings LLC 0% 12/31/09		4,915	2,359
Huntsman International LLC:
9.875% 3/1/09		175	192
9.875% 3/1/09 (f)		305	334
Lyondell Chemical Co.:
9.5% 12/15/08		1,365	1,416
9.625% 5/1/07		525	554
9.875% 5/1/07		245	257
11.125% 7/15/12		1,950	2,126
Millennium America, Inc.:
9.25% 6/15/08		1,590	1,741
9.25% 6/15/08 (f)		925	1,013
Nalco Co.:
7.75% 11/15/11 (f)		960	1,020
8.875% 11/15/13 (f)		2,280	2,417
Phibro Animal Health Corp. 13% 12/1/07 unit (f)		1,295	1,347
Resolution Performance Products LLC 9.5% 4/15/10		520	533
Solutia, Inc.:
6.72% 10/15/37 (c)		340	116
7.375% 10/15/27 (c)		6,860	2,264
			28,667
Containers & Packaging - 1.2%
Blue Ridge Paper Products, Inc. 9.5% 12/15/08 (f)		470	475
BWAY Corp. 10% 10/15/10		1,175	1,278
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,800	1,620
8% 4/15/23		1,170	1,088
Crown European Holdings SA 9.5% 3/1/11		1,570	1,766
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12		2,140	2,322
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11		620	648
8.25% 5/15/13		1,070	1,161
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Owens-Brockway Glass Container, Inc.: - continued
8.75% 11/15/12		$ 4,155	$ 4,612
8.875% 2/15/09		2,240	2,442
Owens-Illinois, Inc.:
7.35% 5/15/08		170	168
7.5% 5/15/10		170	174
7.8% 5/15/18		70	68
8.1% 5/15/07		340	359
Sweetheart Cup Co., Inc. 9.5% 1/15/07 (f)		550	561
			18,742
Metals & Mining - 1.2%
California Steel Industries, Inc. 8.5% 4/1/09		980	1,028
Compass Minerals International, Inc. 0% 12/15/12 (d)		1,330	1,051
CSN Islands VII Corp. 10.75% 9/12/08 (f)		1,675	1,847
CSN Islands VIII Corp. 9.75% 12/16/13 (f)		2,680	2,754
Freeport-McMoRan Copper & Gold, Inc. 10.125% 2/1/10		3,230	3,715
Luscar Coal Ltd. 9.75% 10/15/11		1,350	1,526
Massey Energy Co. 6.625% 11/15/10 (f)		880	900
Peabody Energy Corp. 6.875% 3/15/13		1,340	1,417
Salt Holdings Corp., Inc. 0% 6/1/13 (d)(f)		2,260	1,559
Steel Dynamics, Inc.:
9.5% 3/15/09		65	72
9.5% 3/15/09 (f)		2,090	2,299
			18,168
Paper & Forest Products - 0.6%
Georgia-Pacific Corp.:
8% 1/15/24 (f)		3,120	3,182
9.375% 2/1/13		2,540	2,921
Millar Western Forest Products Ltd. 7.75% 11/15/13 (f)		390	405
Norske Skog Canada Ltd. 8.625% 6/15/11		1,280	1,331
Stone Container Corp.:
8.375% 7/1/12		540	589
9.75% 2/1/11		1,290	1,419
			9,847
TOTAL MATERIALS			75,424
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 2.7%
ACC Escrow Corp. 10% 8/1/11 (f)		$ 2,120	$ 2,343
Alestra SA de RL de CV 8% 6/30/10		870	733
Cincinnati Bell, Inc. 8.375% 1/15/14 (f)		780	829
Empresa Brasil de Telecomm SA 11% 12/15/08 (f)		1,250	1,284
MCI Communications Corp.:
6.5% 4/15/10 (c)		130	106
7.125% 6/15/27 (c)		3,085	2,487
7.75% 3/15/24 (c)		1,060	859
7.75% 3/23/25 (c)		170	137
8.25% 1/20/23 (c)		370	298
Mobifon Holdings BV 12.5% 7/31/10		4,165	4,831
Qwest Corp. 9.125% 3/15/12 (e)(f)		4,275	4,906
Qwest Services Corp. 14% 12/15/14 (f)		5,595	7,106
Rogers Cantel, Inc. yankee 9.375% 6/1/08		415	434
Telefonica de Argentina SA:
9.125% 11/7/10		540	524
11.875% 11/1/07		902	972
Telenet Group Holding NV 0% 6/15/14 (d)(f)		4,410	2,800
Telewest Communications PLC yankee:
0% 4/15/09 (c)(d)		2,620	1,349
0% 2/1/10 (c)(d)		1,690	794
9.875% 2/1/10 (c)		575	345
11.25% 11/1/08 (c)		935	587
Triton PCS, Inc. 8.75% 11/15/11		4,000	3,910
U.S. West Communications:
6.875% 9/15/33		1,720	1,617
7.125% 11/15/43		220	207
7.2% 11/10/26		540	529
7.25% 9/15/25		1,000	1,005
7.25% 10/15/35		650	644
7.5% 6/15/23		480	478
8.875% 6/1/31		15	16
			42,130
Wireless Telecommunication Services - 2.9%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		3,650	4,015
Crown Castle International Corp.:
7.5% 12/1/13 (f)		1,540	1,555
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Crown Castle International Corp.: - continued
7.5% 12/1/13 (f)		$ 1,670	$ 1,687
9.375% 8/1/11		2,035	2,249
9.5% 8/1/11		105	114
10.75% 8/1/11		2,255	2,548
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13		5,890	6,788
Dobson Communications Corp. 8.875% 10/1/13		2,820	2,876
Kyivstar GSM:
12.75% 11/21/05 (f)		230	254
12.75% 11/21/05 (Reg. S)		1,045	1,152
Millicom International Cellular SA 10% 12/1/13 (f)		2,300	2,415
Nextel Communications, Inc.:
6.875% 10/31/13		790	833
7.375% 8/1/15		11,100	11,877
9.5% 2/1/11		2,190	2,486
Rogers Wireless, Inc. 9.625% 5/1/11		1,940	2,309
Western Wireless Corp. 9.25% 7/15/13		1,470	1,558
			44,716
TOTAL TELECOMMUNICATION SERVICES			86,846
UTILITIES - 5.1%
Electric Utilities - 1.3%
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11		2,080	1,924
8.75% 4/15/12 (f)		2,650	2,518
CMS Energy Corp.:
7.5% 1/15/09		2,090	2,158
8.5% 4/15/11		1,320	1,417
8.9% 7/15/08		1,130	1,225
Illinois Power Co.:
7.5% 6/15/09		60	66
11.5% 12/15/10		2,175	2,632
Nevada Power Co. 10.875% 10/15/09		320	366
Pacific Gas & Electric Co.:
6.75% 10/1/23		230	235
7.05% 3/1/24		115	116
7.958% 10/31/49 (f)(g)		1,575	1,585
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Pacific Gas & Electric Co.: - continued
10.375% 11/1/05 (f)(g)		$ 2,985	$ 3,015
Reliant Energy Resources Corp. 7.75% 2/15/11		325	367
Sierra Pacific Power Co. 8% 6/1/08		870	940
Southern California Edison Co.:
7.125% 7/15/25		60	61
7.25% 3/1/26		180	184
7.625% 1/15/10		1,320	1,530
Tenaga Nasional BHD 7.5% 11/1/25 (Reg. S)		300	328
			20,667
Gas Utilities - 2.0%
ANR Pipeline, Inc.:
7.375% 2/15/24		785	761
8.875% 3/15/10		430	483
9.625% 11/1/21		4,360	5,161
El Paso Energy Corp.:
6.75% 5/15/09		1,945	1,855
6.95% 12/15/07		710	682
7.375% 12/15/12		2,990	2,747
7.75% 1/15/32		520	443
7.8% 8/1/31		1,630	1,369
8.05% 10/15/30		165	143
Noram Energy Corp. 6.5% 2/1/08		325	349
Northwest Pipeline Corp.:
6.625% 12/1/07		285	288
8.125% 3/1/10		400	442
Sonat, Inc.:
6.75% 10/1/07		250	235
7.625% 7/15/11		1,910	1,769
Southern Natural Gas Co.:
7.35% 2/15/31		4,350	4,268
8% 3/1/32		1,310	1,356
8.875% 3/15/10		510	573
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	524
7.5% 4/1/17		1,735	1,791
7.625% 4/1/37		240	236
8.375% 6/15/32		1,155	1,226
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05		$ 420	$ 424
6.25% 1/15/08		1,115	1,146
7% 8/15/11		330	351
8.875% 7/15/12		1,455	1,719
			30,341
Multi-Utilities & Unregulated Power - 1.8%
AES Corp.:
8.75% 5/15/13 (f)		1,570	1,754
8.875% 2/15/11		1,139	1,243
9% 5/15/15 (f)		1,340	1,514
Calpine Corp. 8.75% 7/15/13 (f)		6,530	6,334
El Paso Corp.:
7% 5/15/11		3,360	3,100
7.875% 6/15/12		1,985	1,876
Southern Energy, Inc. New York 7.4% 7/15/04 (c)(f)		1,050	578
Western Resources, Inc. 7.125% 8/1/09		250	270
Williams Companies, Inc.:
6.5% 8/1/06		715	740
6.75% 1/15/06		1,595	1,643
7.125% 9/1/11		2,460	2,601
7.625% 7/15/19		2,257	2,370
7.75% 6/15/31		1,625	1,658
8.125% 3/15/12		1,025	1,128
8.625% 6/1/10		1,430	1,602
			28,411
TOTAL UTILITIES			79,419
TOTAL NONCONVERTIBLE BONDS			719,342
TOTAL CORPORATE BONDS (Cost $665,618)			721,165
U.S. Government and Government Agency Obligations - 16.9%
		Principal Amount (000s) (j)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 6.3%
Fannie Mae:
3.25% 8/15/08		$ 24,000	$ 23,809
5% 5/14/07		3,800	3,851
5.125% 1/2/14		3,000	3,010
6% 5/15/11		9,675	10,723
6.125% 3/15/12		900	1,002
6.25% 2/1/11		380	420
Federal Home Loan Bank:
2.5% 12/15/05		20,000	20,228
5.8% 9/2/08		2,920	3,216
Freddie Mac:
1.5% 8/15/05		2,850	2,840
2.875% 12/15/06		5,525	5,565
3.625% 9/15/08		3,050	3,070
4.375% 2/4/10		3,440	3,438
4.5% 7/15/13		5,650	5,582
6% 5/25/12		4,000	4,067
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06		84	91
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1995-A, 6.28% 6/15/04		120	123
Private Export Funding Corp. secured 6.86% 4/30/04		57	58
Small Business Administration guaranteed development participation certificates 5.136% 8/10/13		2,000	1,998
State of Israel (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		4,750	4,806
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			97,897
U.S. Treasury Inflation Protected Obligations - 2.8%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28		15,991	19,814
U.S. Treasury Inflation-Indexed Notes 1.875% 7/15/13		25,183	25,002
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			44,816
U.S. Treasury Obligations - 7.8%
U.S. Treasury Bills, yield at date of purchase 0.93% 2/12/04		17,000	16,984
U.S. Treasury Bonds:
6.125% 8/15/29		11,000	12,465
8% 11/15/21		8,000	10,804
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
9% 11/15/18		$ 2,000	$ 2,884
11.25% 2/15/15		2,900	4,642
U.S. Treasury Notes:
1.875% 12/31/05		35,100	35,092
3.125% 10/15/08		22,700	22,657
4.25% 8/15/13		9,000	9,011
5.75% 8/15/10		6,000	6,728
TOTAL U.S. TREASURY OBLIGATIONS			121,267
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $261,791)			263,980
U.S. Government Agency - Mortgage Securities - 1.7%

Fannie Mae - 1.6%
4.5% 12/1/18		9,999	10,022
5% 3/1/18 to 7/1/18		6,081	6,210
5.5% 5/1/11 to 3/1/18		5,955	6,179
6% 8/1/13 to 1/1/26		255	268
6.5% 5/1/08 to 9/1/32		1,877	1,965
7% 9/1/25		27	29
7.5% 1/1/28 to 5/1/28		130	139
TOTAL FANNIE MAE			24,812
Freddie Mac - 0.0%
8.5% 3/1/20		41	45
Government National Mortgage Association - 0.1%
6% 1/15/09 to 5/15/09		239	252
6.5% 4/15/26 to 5/15/26		180	191
7% 9/15/25 to 5/15/32		591	630
7.5% 2/15/22 to 8/15/28		453	488
8% 9/15/26 to 12/15/26		63	69
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			1,630
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $26,315)			26,487
Collateralized Mortgage Obligations - 0.3%
		Principal Amount (000s) (j)	Value (Note 1) (000s)
U.S. Government Agency - 0.3%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2001-53 Class OH, 6.5% 6/25/30		$ 2,658	$ 2,704
Freddie Mac planned amortization class Series 2351 Class PX, 6.5% 7/15/30		1,191	1,214
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,023)			3,918
Foreign Government and Government Agency Obligations - 21.6%

Argentinian Republic 1.162% 8/3/12 (g)		1,795	1,126
Banco Central del Uruguay:
Brady:
par A 6.75% 2/19/21		1,000	880
par B 6.75% 3/21/21		100	88
value recovery A rights 1/2/21 (h)		1,000,000	0
value recovery B rights 1/2/21 (h)		750,000	0
Bogota Distrito Capital:
9.5% 12/12/06 (f)		540	583
9.5% 12/12/06 (Reg. S)		2,503	2,703
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14		12,388	12,202
par Z-L 6% 4/15/24		4,595	3,975
FLIRB L 2% 4/15/09 (Reg.) (g)		457	430
8.875% 4/15/24		2,870	2,784
10% 8/7/11		3,325	3,682
11% 8/17/40		6,550	7,189
11.25% 7/26/07		1,350	1,569
12% 4/15/10		2,830	3,389
12.25% 3/6/30		2,475	3,081
12.75% 1/15/20		1,580	2,007
Canadian Government:
3.5% 6/1/04	CAD	14,130	10,930
5.25% 6/1/12	CAD	5,350	4,315
5.5% 6/1/09	CAD	5,100	4,196
7% 12/1/06	CAD	4,400	3,732
8% 6/1/23	CAD	2,500	2,597
9% 6/1/25	CAD	7,900	9,046
Central Bank of Nigeria:
Brady 6.25% 11/15/20		5,250	4,673
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Central Bank of Nigeria: - continued
promissory note 5.092% 1/5/10		$ 473	$ 444
warrants 11/15/20 (a)(h)		3,250	1
Colombian Republic:
10.5% 7/9/10		2,045	2,301
11.5% 5/31/11	EUR	585	844
11.75% 2/25/20		1,465	1,762
Dominican Republic:
Brady 7.6875% 8/30/09 (g)		239	164
2.0425% 8/30/24 (g)		680	476
9.5% 9/27/06 (Reg. S)		2,715	2,213
Dutch Government 5.5% 1/15/28	EUR	5,300	7,214
Ecuador Republic:
7% 8/15/30 (e)(f)		553	429
7% 8/15/30 (Reg. S) (e)		1,165	904
12% 11/15/12 (Reg. S)		2,820	2,764
euro par 4.75% 2/28/25 (e)		425	247
French Government:
OAT 5.25% 4/25/08	EUR	9,900	13,349
3.5% 1/12/05	EUR	3,900	4,967
3.75% 1/12/07	EUR	4,000	5,132
4.5% 7/12/06	EUR	2,520	3,297
5.75% 10/25/32	EUR	4,400	6,210
German Federal Republic:
3.75% 7/4/13	EUR	250	302
4.25% 2/18/05	EUR	2,200	2,828
5% 8/19/05	EUR	8,800	11,505
5% 2/17/06	EUR	250	329
5% 1/4/12	EUR	10,600	14,131
5.25% 1/4/11	EUR	25,750	34,892
5.375% 1/4/10	EUR	1,350	1,842
Italian Republic:
3.75% 6/8/05	JPY	1,140,000	11,180
5.25% 11/1/29	EUR	2,000	2,577
Ivory Coast Brady FLIRB A 2% 3/29/18 (c)(e)	FRF	10,395	299
Japan Government 2% 6/20/22	JPY	50,000	481
Lebanese Republic:
10.125% 8/6/08		655	724
11.625% 5/11/16 (Reg. S)		460	512
Panamanian Republic:
Brady par 4.75% 7/17/26 (e)		250	194
9.625% 2/8/11		910	1,051
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Panamanian Republic: - continued
10.75% 5/15/20		$ 1,475	$ 1,770
Peruvian Republic 3% 3/7/27 (e)		900	527
Philippine Republic:
Brady principal collateralized interest reduction bond 6.5% 12/1/17		2,385	2,272
6.5% 6/1/18		320	298
9.875% 1/15/19		4,180	4,431
Quebec Province 1.6% 5/9/13	JPY	150,000	1,424
Russian Federation:
5% 3/31/30 (e)(f)		3,900	3,754
5% 3/31/30 (Reg. S) (e)		18,115	17,436
8.25% 3/31/10 (Reg. S)		1,625	1,816
South African Republic:
7.375% 4/25/12		465	520
yankee 8.5% 6/23/17		1,700	2,023
Turkish Republic:
11% 1/14/13		2,320	2,912
11.75% 6/15/10		4,170	5,285
12.375% 6/15/09		1,365	1,744
25% 11/16/05	TRL	1,827,409,000	1,362
29.8006% to 33.5007% 7/7/04	TRL	900,202,000	566
Ukraine Cabinet of Ministers 7.65% 6/11/13 (f)		985	1,024
United Kingdom, Great Britain & Northern Ireland:
4.75% 9/7/15	GBP	800	1,419
6% 12/7/28	GBP	2,450	5,193
6.25% 11/25/10	GBP	3,270	6,360
7.5% 12/7/06	GBP	4,710	9,102
8% 6/7/21	GBP	250	615
8.75% 8/25/17	GBP	3,800	9,425
United Mexican States:
7.5% 4/8/33		5,200	5,374
8.125% 12/30/19		6,135	6,856
11.5% 5/15/26		3,725	5,392
Uruguay Republic:
7.25% 2/15/11		1,840	1,610
7.875% 1/15/33 pay-in-kind		250	174
10.5% 10/20/06	UYU	58,000	2,066
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		3,260	0
9.25% 9/15/27		1,385	1,260
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Venezuelan Republic: - continued
10.75% 9/19/13 (f)		$ 2,470	$ 2,624
10.75% 9/19/13 (f)		1,720	1,828
10.75% 9/19/13 (Reg. S)		635	675
13.625% 8/15/18		500	598
euro Brady:
par W-A 6.75% 3/31/20		3,250	2,990
par W-B 6.75% 3/31/20		2,105	1,937
oil recovery warrants 4/18/20 (a)(h)		1,666	0
Vietnamese Socialist Republic Brady par 3.5% 3/12/28 (e)		1,500	1,054
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $292,484)			336,458
Supranational Obligations - 0.5%

European Investment Bank euro 0.875% 11/8/04	JPY	450,000	4,220
International Bank for Reconstruction & Development 4.75% 12/20/04	JPY	400,000	3,895
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $7,375)			8,115
Common Stocks - 0.8%
	Shares
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Volume Services America Holdings, Inc. Income Deposit Security (a)	165,925	2,763
Multiline Retail - 0.0%
Barneys, Inc. warrants 4/1/08 (a)	1,160	23
TOTAL CONSUMER DISCRETIONARY		2,786
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Fountain View, Inc. (i)	97	2
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
NTL Europe, Inc. (a)	5	$ 0
NTL, Inc. (a)	140,401	9,793
NTL, Inc. warrants 1/13/11 (a)	6	0
		9,793
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (f)	894	1
TOTAL TELECOMMUNICATION SERVICES		9,794
TOTAL COMMON STOCKS (Cost $10,746)		12,582
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	3,800	156
Nonconvertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.5%
Media - 0.4%
CSC Holdings, Inc.:
(depositary shares) Series M, 11.125%	25,585	2,725
Series H, 11.75%	20,540	2,188
Spanish Broadcasting System, Inc. 10.75% (f)	1,410	1,470
		6,383
Specialty Retail - 0.1%
General Nutrition Centers Holding Co. 12.00% (f)	1,170	1,199
TOTAL CONSUMER DISCRETIONARY		7,582
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Fresenius Medical Care Capital Trust II 7.875%	1,260	1,352
Insurance - 0.0%
American Annuity Group Capital Trust II 8.875% (a)	240	240
TOTAL FINANCIALS		1,592
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
NTL Europe, Inc. Series A, 10.00%	123	$ 1
TOTAL NONCONVERTIBLE PREFERRED STOCKS		9,175
TOTAL PREFERRED STOCKS (Cost $9,096)		9,331
Floating Rate Loans - 0.5%
	Principal Amount (000s) (j)
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Hilton Head Communications LP Tranche B term loan 5.25% 3/31/08 (g)	$ 1,800	1,674
Textiles Apparel & Luxury Goods - 0.1%
Levi Strauss & Co. Tranche B term loan 10% 9/29/09	1,000	1,023
TOTAL CONSUMER DISCRETIONARY		2,697
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Olympus Cable Holdings LLC Tranche B term loan 6% 9/30/10 (g)	2,720	2,591
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Qwest Corp. Tranche A term loan 6.5% 6/30/07 (g)	2,700	2,832
TOTAL FLOATING RATE LOANS (Cost $7,475)		8,120
Sovereign Loan Participations - 0.3%

Algerian Republic loan participation:
Series 1 - Credit Suisse First Boston 2.0625% 9/4/06 (g)	253	248
Series 1 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 2.0625% 9/4/06 (g)	172	169
Series 1 - Salomon Brothers 2.0625% 9/4/06 (g)	75	74
Sovereign Loan Participations - continued
	Principal Amount (000s) (j)	Value (Note 1) (000s)
Indonesian Republic loan participation:
- Barclays Bank 2.125% 3/28/13 (g)	$ 225	$ 193
- Barclays Bank PLC 1.8125% 1/25/06 (g)	625	567
- Credit Suisse First Boston 1.8125% 1/25/06 (g)	200	182
- Deutsche Bank:
1.8125% 3/21/05 (g)	455	428
1.8125% 1/25/06 (g)	1,610	1,461
2.125% 3/28/13 (g)	531	456
Series 1995 - Deutsche Bank 2.125% 12/14/19 (g)	1,055	786
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $4,374)		4,564
Money Market Funds - 9.2%
	Shares
Fidelity Cash Central Fund, 1.07% (b) (Cost $142,669)	142,669,252	142,669
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $1,431,966)		1,537,389
NET OTHER ASSETS - 1.3%		20,892
NET ASSETS - 100%		$ 1,558,281
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.6165% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	Oct. 2006	$ 14,000	$ 33
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
FRF	-	French franc
GBP	-	British pound
JPY	-	Japanese yen
TRL	-	Turkish lira
UYU	-	Uraguay peso
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $197,632,000 or 12.7% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Quantity represents share amount.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues) . At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $872,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Fountain View, Inc.	8/19/03	$ 0
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind	2/23/98 - 9/30/03	$ 962
(j) Principal amount is stated in United States dollars unless otherwise noted.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	67.1%
Germany	4.2%
Canada	3.3%
Mexico	3.2%
United Kingdom	3.1%
France	2.7%
Brazil	2.7%
Russia	2.1%
Netherlands	1.1%
Others (individually less than 1%)	10.5%
100.0%
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $12,684,000 or 0.8% of net assets.

Purchases and sales of securities, other than short-term securities, aggregated $2,104,992,000 and $1,499,187,000, respectively, of which long-term U.S. government and government agency obligations aggregated $1,074,080,000 and $937,080,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,000 for the period.
Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $2,454,000 all of which will expire on December 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2003

Assets
Investment in securities, at value (cost $1,431,966) - See accompanying schedule		$ 1,537,389
Cash		746
Receivable for investments sold		1,751
Receivable for fund shares sold		6,713
Dividends receivable		145
Interest receivable		24,424
Unrealized gain on swap agreements		33
Prepaid expenses		7
Total assets		1,571,208

Liabilities
Payable for investments purchased	$ 4,221
Payable for fund shares redeemed	4,046
Distributions payable	2,971
Accrued management fee	725
Distribution fees payable	560
Other affiliated payables	285
Other payables and accrued expenses	119
Total liabilities		12,927

Net Assets		$ 1,558,281
Net Assets consist of:
Paid in capital		$ 1,451,933
Undistributed net investment income		4,311
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,818)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		105,855
Net Assets		$ 1,558,281

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2003

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($187,161 ÷ 16,096 shares)	$ 11.63

Maximum offering price per share (100/95.25 of $11.63)	$ 12.21
Class T: Net Asset Value and redemption price per share ($514,905 ÷ 44,294 shares)	$ 11.62

Maximum offering price per share (100/96.50 of $11.62)	$ 12.04
Class B: Net Asset Value and offering price per share ($287,411 ÷ 24,672 shares) A	$ 11.65

Class C: Net Asset Value and offering price per share ($277,393 ÷ 23,883 shares) A	$ 11.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($291,411 ÷ 24,889 shares)	$ 11.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2003

Investment Income
Dividends		$ 475
Interest		70,019
Total income		70,494

Expenses
Management fee	$ 6,195
Transfer agent fees	2,016
Distribution fees	4,690
Accounting fees and expenses	558
Non-interested trustees' compensation	6
Custodian fees and expenses	147
Registration fees	214
Audit	69
Legal	19
Miscellaneous	7
Total expenses before reductions	13,921
Expense reductions	(10)	13,911
Net investment income (loss)		56,583
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	37,421
Foreign currency transactions	211
Swap agreements	(221)
Total net realized gain (loss)		37,411
Change in net unrealized appreciation (depreciation) on: Investment securities	85,919
Assets and liabilities in foreign currencies	336
Swap agreements	33
Total change in net unrealized appreciation (depreciation)		86,288
Net gain (loss)		123,699
Net increase (decrease) in net assets resulting from operations		$ 180,282

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2003	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 56,583	$ 34,669
Net realized gain (loss)	37,411	(9,833)
Change in net unrealized appreciation (depreciation)	86,288	25,540
Net increase (decrease) in net assets resulting from operations	180,282	50,376
Distributions to shareholders from net investment income	(61,174)	(34,038)
Share transactions - net increase (decrease)	768,440	185,251
Total increase (decrease) in net assets	887,548	201,589

Net Assets
Beginning of period	670,733	469,144
End of period (including undistributed net investment income of $4,311 and undistributed net investment income of $3,675, respectively)	$ 1,558,281	$ 670,733

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 10.11	$ 10.12	$ 10.47	$ 10.56
Income from Investment Operations
Net investment income (loss) C	.617	.668	.730 E	.793	.775
Net realized and unrealized gain (loss)	1.321	.214	(.081) E	(.434)	(.152)
Total from investment operations	1.938	.882	.649	.359	.623
Distributions from net investment income	(.648)	(.652)	(.659)	(.709)	(.713)
Net asset value, end of period	$ 11.63	$ 10.34	$ 10.11	$ 10.12	$ 10.47
Total Return A, B	19.20%	9.09%	6.53%	3.58%	6.12%
Ratios to Average Net Assets D
Expenses before expense reductions	1.01%	1.04%	1.07%	1.08%	1.08%
Expenses net of voluntary waivers, if any	1.01%	1.04%	1.07%	1.08%	1.08%
Expenses net of all reductions	1.00%	1.04%	1.07%	1.08%	1.07%
Net investment income (loss)	5.58%	6.65%	7.18% E	7.76%	7.44%
Supplemental Data
Net assets, end of period (in millions)	$ 187	$ 57	$ 33	$ 18	$ 13
Portfolio turnover rate	153%	111%	120%	99%	146%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 10.11	$ 10.11	$ 10.47	$ 10.55
Income from Investment Operations
Net investment income (loss) C	.604	.660	.725 E	.788	.772
Net realized and unrealized gain (loss)	1.322	.203	(.074) E	(.445)	(.147)
Total from investment operations	1.926	.863	.651	.343	.625
Distributions from net investment income	(.636)	(.643)	(.651)	(.703)	(.705)
Net asset value, end of period	$ 11.62	$ 10.33	$ 10.11	$ 10.11	$ 10.47
Total Return A, B	19.09%	8.89%	6.55%	3.42%	6.15%
Ratios to Average Net Assets D
Expenses before expense reductions	1.11%	1.13%	1.15%	1.14%	1.13%
Expenses net of voluntary waivers, if any	1.11%	1.13%	1.15%	1.14%	1.13%
Expenses net of all reductions	1.11%	1.13%	1.15%	1.14%	1.13%
Net investment income (loss)	5.47%	6.57%	7.10% E	7.70%	7.38%
Supplemental Data
Net assets, end of period (in millions)	$ 515	$ 279	$ 238	$ 207	$ 190
Portfolio turnover rate	153%	111%	120%	99%	146%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.35	$ 10.12	$ 10.13	$ 10.49	$ 10.57
Income from Investment Operations
Net investment income (loss) C	.533	.595	.658 E	.722	.703
Net realized and unrealized gain (loss)	1.330	.212	(.085) E	(.447)	(.146)
Total from investment operations	1.863	.807	.573	.275	.557
Distributions from net investment income	(.563)	(.577)	(.583)	(.635)	(.637)
Net asset value, end of period	$ 11.65	$ 10.35	$ 10.12	$ 10.13	$ 10.49
Total Return A, B	18.38%	8.28%	5.74%	2.73%	5.45%
Ratios to Average Net Assets D
Expenses before expense reductions	1.77%	1.78%	1.81%	1.80%	1.78%
Expenses net of voluntary waivers, if any	1.77%	1.78%	1.81%	1.80%	1.78%
Expenses net of all reductions	1.77%	1.78%	1.81%	1.80%	1.78%
Net investment income (loss)	4.81%	5.91%	6.44% E	7.04%	6.73%
Supplemental Data
Net assets, end of period (in millions)	$ 287	$ 147	$ 116	$ 88	$ 86
Portfolio turnover rate	153%	111%	120%	99%	146%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.32	$ 10.10	$ 10.11	$ 10.46	$ 10.55
Income from Investment Operations
Net investment income (loss) C	.525	.585	.647 E	.707	.687
Net realized and unrealized gain (loss)	1.320	.204	(.082) E	(.432)	(.151)
Total from investment operations	1.845	.789	.565	.275	.536
Distributions from net investment income	(.555)	(.569)	(.575)	(.625)	(.626)
Net asset value, end of period	$ 11.61	$ 10.32	$ 10.10	$ 10.11	$ 10.46
Total Return A, B	18.24%	8.10%	5.67%	2.74%	5.25%
Ratios to Average Net Assets D
Expenses before expense reductions	1.84%	1.87%	1.89%	1.91%	1.91%
Expenses net of voluntary waivers, if any	1.84%	1.87%	1.89%	1.91%	1.91%
Expenses net of all reductions	1.84%	1.87%	1.89%	1.90%	1.90%
Net investment income (loss)	4.74%	5.83%	6.35% E	6.94%	6.61%
Supplemental Data
Net assets, end of period (in millions)	$ 277	$ 68	$ 40	$ 26	$ 17
Portfolio turnover rate	153%	111%	120%	99%	146%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.17	$ 10.18	$ 10.53	$ 10.61
Income from Investment Operations
Net investment income (loss) B	.635	.685	.725 D	.816	.799
Net realized and unrealized gain (loss)	1.338	.210	(.059) D	(.437)	(.150)
Total from investment operations	1.973	.895	.666	.379	.649
Distributions from net investment income	(.663)	(.665)	(.676)	(.729)	(.729)
Net asset value, end of period	$ 11.71	$ 10.40	$ 10.17	$ 10.18	$ 10.53
Total Return A	19.44%	9.17%	6.67%	3.76%	6.35%
Ratios to Average Net Assets C
Expenses before expense reductions	.87%	.92%	.94%	.90%	.93%
Expenses net of voluntary waivers, if any	.87%	.92%	.94%	.90%	.93%
Expenses net of all reductions	.87%	.92%	.94%	.90%	.93%
Net investment income (loss)	5.71%	6.78%	7.31% D	7.95%	7.58%
Supplemental Data
Net assets, end of period (in millions)	$ 291	$ 120	$ 42	$ 4	$ 4
Portfolio turnover rate	153%	111%	120%	99%	146%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Strategic Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Annual Report

Security Valuation - continued

maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 116,099
Unrealized depreciation	(8,106)
Net unrealized appreciation (depreciation)	107,993
Undistributed ordinary income	810
Capital loss carryforward	(2,454)

Cost for federal income tax purposes	$ 1,429,396

The tax character of distributions paid was as follows:

	December 31, 2003	December 31, 2002
Ordinary Income	$ 61,174	$ 34,038

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase

Annual Report

2. Operating Policies - continued

Annual Report

Repurchase Agreements - continued

agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Annual Report

2. Operating Policies - continued

Swap Agreements - continued

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities and written optionsis included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 165	$ 0
Class T	0%	.25%	952	31
Class B	.65%	.25%	1,935	1,397
Class C	.75%	.25%	1,638	967
			$ 4,690	$ 2,395

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 292
Class T	184
Class B*	508
Class C*	58
$ 1,042

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 202.18
Class T	725.19
Class B	423.20
Class C	276.17
Institutional Class	390.20
	$ 2,016

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,024 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $9.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 12% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2003	2002
From net investment income
Class A	$ 6,752	$ 2,879
Class T	22,425	16,210
Class B	11,149	7,450
Class C	8,621	3,035
Institutional Class	12,227	4,464
Total	$ 61,174	$ 34,038

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2003	2002	2003	2002
Class A
Shares sold	13,642	3,312	$ 152,125	$ 33,311
Reinvestment of distributions	467	218	5,244	2,196
Shares redeemed	(3,482)	(1,351)	(38,441)	(13,573)
Net increase (decrease)	10,627	2,179	$ 118,928	$ 21,934
Class T
Shares sold	30,354	10,286	$ 337,303	$ 103,303
Reinvestment of distributions	1,732	1,374	19,345	13,848
Shares redeemed	(14,809)	(8,196)	(164,042)	(82,140)
Net increase (decrease)	17,277	3,464	$ 192,606	$ 35,011
Class B
Shares sold	14,093	6,224	$ 156,171	$ 62,644
Reinvestment of distributions	681	483	7,636	4,882
Shares redeemed	(4,277)	(3,986)	(47,163)	(40,019)
Net increase (decrease)	10,497	2,721	$ 116,644	$ 27,507
Class C
Shares sold	20,173	3,875	$ 224,162	$ 38,915
Reinvestment of distributions	515	203	5,797	2,042
Shares redeemed	(3,387)	(1,461)	(37,640)	(14,644)
Net increase (decrease)	17,301	2,617	$ 192,319	$ 26,313
Institutional Class
Shares sold	18,048	10,417	$ 201,125	$ 104,200
Reinvestment of distributions	983	410	11,080	4,167
Shares redeemed	(5,722)	(3,363)	(64,262)	(33,881)
Net increase (decrease)	13,309	7,464	$ 147,943	$ 74,486

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund (the "Fund"), a fund of Fidelity Advisor Series II, including the portfolio of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Strategic Income Fund as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 18, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Strategic Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000), and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment:1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment:1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment:2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment:1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Advisor Series II. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Bart A. Grenier (44)

Year of Election or Appointment: 2002

Vice President of Advisor Strategic Income. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of Advisor Strategic Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

William Eigen (35)

Year of Election or Appointment: 2003

Vice President of Advisor Strategic Income. Mr. Eigen also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Eigen worked as a director, strategist, and portfolio manager.

George A. Fischer (42)

Year of Election or Appointment: 2002

Vice President of Advisor Strategic Income. Mr. Fischer is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Fischer managed a variety of Fidelity funds.

Mark J. Notkin (39)

Year of Election or Appointment: 2001

Vice President of Advisor Strategic Income. Mr. Notkin is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Notkin managed a variety of Fidelity funds.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Advisor Strategic Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Advisor Strategic Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (45)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Strategic Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Strategic Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor Strategic Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1994 Assistant Treasurer of Advisor Strategic Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Strategic Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Strategic Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Strategic Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Value Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SI-UANN-0204
1.787727.100

Fidelity ® Advisor

Strategic Income
Fund - Institutional Class

Annual Report

December 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2003	Past 1 year	Past 5 years	Life of fundA
Institutional Class B	19.44%	8.95%	9.94%

A From October 31, 1994

B Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. The initial offering of Institutional Class shares took place on July 3, 1995. Returns prior to July 3, 1995 are those of Class T and reflect a 0.25% 12b-1 fee.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Strategic Income Fund - Institutional Class on October 31, 1994, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Merrill Lynch® U.S. High Yield Master II Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from William Eigen, Lead Portfolio Manager of Fidelity® Advisor Strategic Income Fund

The lower the quality, the higher the return: That in a nutshell describes global bond performance in 2003. Domestic high-yield bonds - as measured by the Merrill Lynch® U.S High Yield Master II Index - had their second-best return ever, gaining 28.15%. A declining default rate, improving credit conditions and rebounding equity markets helped pace the recovery. Emerging markets also performed well, as the J.P. Morgan Emerging Markets Bond Index Global finished the year with a 25.66% return. Several factors drove the category's performance, including a dramatic increase in global liquidity and a stronger world economy. Back in the United States, the prices of high-quality Treasury bonds declined when yields spiked upwards on signs of economic improvement and fears of rising interest rates. Government agency bonds, meanwhile, struggled against a backdrop of heightened regulatory scrutiny. As a result, the Lehman Brothers® Government Bond Index advanced only 2.36%. Government bond markets outside the United States fared much better, as the Citigroup® Non-U.S. Dollar World Government Bond Index rose 18.52%, driven mainly by weakness in the dollar relative to other major world currencies.

During the past year, the fund's Institutional Class shares rose 19.44%, while the Fidelity Strategic Income Composite Index and the LipperSM Multi-Sector Income Funds Average returned 18.58% and 16.11%, respectively. While security selection was positive overall, my asset allocation decisions primarily drove fund returns. A sizable stake in high-yield securities provided a major boost to both absolute and relative performance, as that sector climbed more than 28%. Complementing my strategy of overweighting high-yield was a significant underweighting in U.S. government bonds, which, despite posting positive returns, significantly trailed all segments of the fixed-income market. Elsewhere, despite remaining roughly neutral weighted on average in solid-performing developed-markets debt, slight overweightings at times helped as the dollar declined sharply versus most major foreign currencies. The fund's above-average weighting in cash, however, detracted from relative returns. Country selection helped the emerging-markets subportfolio soundly beat its index, while sector selection pushed the high-yield and U.S. government bond subportfolios past their benchmarks. The developed-markets subportfolio performed in line with its index, gaining nearly 21%.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Five Holdings as of December 31, 2003
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	9.5	9.1
Fannie Mae	4.5	6.2
German Federal Republic	4.1	3.6
Brazilian Federative Republic	2.6	2.1
Canadian Government	2.3	2.3
	23.0
Top Five Market Sectors as of December 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	11.9	11.8
Financials	8.4	7.7
Telecommunication Services	6.4	4.8
Utilities	5.1	6.4
Materials	4.8	4.5
Quality Diversification (% of fund's net assets)
As of December 31, 2003	As of June 30, 2003
U.S.Government and U.S.Government Agency Obligations 17.8%	U.S.Government and U.S.Government Agency Obligations 17.4%
AAA,AA,A 13.5%	AAA,AA,A 13.4%
BBB 4.3%	BBB 5.0%
BB 11.5%	BB 15.2%
B 27.4%	B 27.5%
CCC,CC,C 10.6%	CCC,CC,C 8.4%
D 0.2%	D 0.3%
Not Rated 1.7%	Not Rated 1.8%
Equities 1.4%	Equities 0.8%
Short-Term Investments and Net Other Assets 11.6%	Short-Term Investments and Net Other Assets 10.2%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of December 31, 2003 *	As of June 30, 2003 **
Corporate Bonds 46.3%	Corporate Bonds 48.5%
U.S. Government and U.S. Government Agency Obligations 17.8%	U.S. Government and Government Agency Obligations 17.4%
Foreign Government & Government Agency Obligations 21.6%	Foreign Government & Government Agency Obligations 21.5%
Stocks 1.4%	Stocks 0.8%
Other Investments 1.3%	Other Investments 1.6%
Short-Term Investments and Net Other Assets 11.6%	Short-Term Investments and Net Other Assets 10.2%

* Foreign investments	32.9%	** Foreign investments	33.3%
* Swaps	0.9%	** Swaps	0.0%

Annual Report

Investments December 31, 2003

Showing Percentage of Net Assets

Corporate Bonds - 46.3%
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Atmel Corp. 0% 5/23/21		$ 4,290	$ 1,823
Nonconvertible Bonds - 46.2%
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.6%
Dana Corp.:
9% 8/15/11		4,190	4,955
10.125% 3/15/10		1,855	2,143
Eagle-Picher Industries, Inc. 9.75% 9/1/13 (f)		1,470	1,588
Keystone Automotive Operations, Inc. 9.75% 11/1/13 (f)		370	400
Stoneridge, Inc. 11.5% 5/1/12		35	41
Tenneco Automotive, Inc. 11.625% 10/15/09		265	286
United Components, Inc. 9.375% 6/15/13		360	392
			9,805
Hotels, Restaurants & Leisure - 2.7%
Bally Total Fitness Holding Corp.:
9.875% 10/15/07		935	844
10.5% 7/15/11		2,250	2,273
Domino's, Inc. 8.25% 7/1/11 (f)		670	724
Florida Panthers Holdings, Inc. 9.875% 4/15/09		2,205	2,348
Gaylord Entertainment Co. 8% 11/15/13 (f)		670	704
Herbst Gaming, Inc. 10.75% 9/1/08		310	349
Hilton Hotels Corp.:
7.625% 12/1/12		660	743
8.25% 2/15/11		1,315	1,516
ITT Corp. 7.375% 11/15/15		610	651
Mandalay Resort Group:
6.375% 12/15/11 (f)		1,220	1,244
6.5% 7/31/09		1,995	2,065
MGM MIRAGE 8.5% 9/15/10		435	499
Morton's Restaurant Group, Inc. 7.5% 7/1/10 (f)		1,080	1,015
Penn National Gaming, Inc. 8.875% 3/15/10		3,675	3,987
Royal Caribbean Cruises Ltd. 6.875% 12/1/13		2,060	2,070
Speedway Motorsports, Inc. 6.75% 6/1/13		700	721
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07		1,480	1,591
7.875% 5/1/12		985	1,103
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Station Casinos, Inc. 8.375% 2/15/08		$ 4,000	$ 4,290
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11		3,735	4,071
Town Sports International, Inc. 9.625% 4/15/11		1,435	1,546
Tricon Global Restaurants, Inc. 8.875% 4/15/11		1,745	2,111
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10		295	341
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)		591	625
Wheeling Island Gaming, Inc. 10.125% 12/15/09		735	790
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10		2,550	3,009
			41,230
Household Durables - 0.9%
Beazer Homes USA, Inc. 8.625% 5/15/11		1,085	1,196
D.R. Horton, Inc.:
7.875% 8/15/11		1,000	1,135
8% 2/1/09		1,300	1,469
K. Hovnanian Enterprises, Inc. 7.75% 5/15/13		1,750	1,842
KB Home 8.625% 12/15/08		1,350	1,499
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind (i)		1,000	870
Simmons Co. 7.875% 1/15/14 (f)		450	452
Standard Pacific Corp.:
7.75% 3/15/13		750	799
9.25% 4/15/12		315	351
Telex Communications, Inc. 11.5% 10/15/08 (f)		1,720	1,823
Tempur-Pedic, Inc./Tempur Production USA, Inc. 10.25% 8/15/10 (f)		1,450	1,617
			13,053
Internet & Catalog Retail - 0.2%
J. Crew Operating Corp. 10.375% 10/15/07		3,210	3,306
Leisure Equipment & Products - 0.1%
The Hockey Co. 11.25% 4/15/09		1,380	1,580
Media - 5.9%
AMC Entertainment, Inc.:
9.5% 3/15/09		220	227
9.5% 2/1/11		375	392
9.875% 2/1/12		1,740	1,905
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
American Media Operations, Inc. 8.875% 1/15/11		$ 260	$ 282
Azteca Holdings SA de CV 12.5% 6/15/05		1,275	1,304
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (d)		2,950	2,390
0% 4/1/11 (d)		1,780	1,513
0% 5/15/11 (d)		2,510	1,682
10% 4/1/09		3,915	3,484
10.75% 10/1/09		1,670	1,503
Cinemark USA, Inc.:
8.5% 8/1/08		615	642
9% 2/1/13		500	563
Corus Entertainment, Inc. 8.75% 3/1/12		1,970	2,167
CSC Holdings, Inc.:
7.625% 4/1/11		2,580	2,683
7.625% 7/15/18		1,845	1,910
7.875% 2/15/18		710	749
9.875% 2/15/13		3,300	3,432
EchoStar DBS Corp.:
6.375% 10/1/11 (f)		5,910	6,058
9.125% 1/15/09		42	47
10.375% 10/1/07		25	27
Entravision Communications Corp. 8.125% 3/15/09		1,930	2,060
Granite Broadcasting Corp. 9.75% 12/1/10 (f)		2,355	2,331
Grupo Televisa SA de CV 8% 9/13/11		2,395	2,682
Haights Cross Operating Co. 11.75% 8/15/11 (f)		1,790	1,844
Houghton Mifflin Co.:
0% 10/15/13 (d)(f)		6,545	4,107
8.25% 2/1/11		1,905	2,029
9.875% 2/1/13		1,545	1,684
IMAX Corp. 9.625% 12/1/10 (f)		1,970	2,078
Innova S. de R.L. 9.375% 9/19/13 (f)		5,465	5,629
Lamar Media Corp. 7.25% 1/1/13		370	397
LBI Media, Inc. 10.125% 7/15/12		835	950
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	51
Nextmedia Operating, Inc. 10.75% 7/1/11		490	557
PanAmSat Corp.:
6.375% 1/15/08		490	497
8.5% 2/1/12		1,425	1,568
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Pearson PLC 6.125% 2/1/07	EUR	500	$ 675
Pegasus Satellite Communications, Inc. 11.25% 1/15/10 (f)		$ 2,235	1,922
PEI Holdings, Inc. 11% 3/15/10		2,270	2,633
Radio One, Inc. 8.875% 7/1/11		4,015	4,417
Regal Cinemas Corp. 9.375% 2/1/12		1,535	1,738
Rogers Cable, Inc.:
6.25% 6/15/13		1,160	1,173
yankee 7.875% 5/1/12		1,710	1,907
Sun Media Corp. Canada 7.625% 2/15/13		635	678
Susquehanna Media Co.:
7.375% 4/15/13		770	809
8.5% 5/15/09		90	95
Telewest PLC:
11% 10/1/07 (c)		6,795	4,281
yankee 9.625% 10/1/06 (c)		1,720	1,058
TV Azteca SA de CV:
euro 10.5% 2/15/07 (Reg. S)		1,300	1,333
yankee 10.5% 2/15/07		255	261
Vertis, Inc.:
9.75% 4/1/09		1,600	1,736
10.875% 6/15/09		1,230	1,301
Videotron LTEE 6.875% 1/15/14 (f)		550	567
Vivendi Universal SA 9.25% 4/15/10		3,580	4,242
Von Hoffman Holdings, Inc. 13.5% 5/15/09		150	136
			92,386
Multiline Retail - 0.1%
Barneys, Inc. 9% 4/1/08		1,160	1,114
Specialty Retail - 0.4%
AutoNation, Inc. 9% 8/1/08		1,850	2,118
Grupo Elektra SA de CV 12% 4/1/08		1,485	1,600
Hollywood Entertainment Corp. 9.625% 3/15/11		1,760	1,879
J. Crew Intermediate LLC 0% 5/15/08 (d)		1,375	1,059
			6,656
Textiles Apparel & Luxury Goods - 0.1%
Levi Strauss & Co. 12.25% 12/15/12		2,795	1,803
TOTAL CONSUMER DISCRETIONARY			170,933
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 1.4%
Food Products - 0.7%
Central Garden & Pet Co. 9.125% 2/1/13		$ 260	$ 288
Chiquita Brands International, Inc. 10.56% 3/15/09		2,295	2,559
Corn Products International, Inc.:
8.25% 7/15/07		1,250	1,375
8.45% 8/15/09		215	240
Dean Foods Co.:
6.625% 5/15/09		90	95
6.9% 10/15/17		979	999
8.15% 8/1/07		1,350	1,485
Doane Pet Care Co.:
9.75% 5/15/07		1,275	1,148
10.75% 3/1/10		800	832
Gruma SA de CV 7.625% 10/15/07		835	900
Hines Nurseries, Inc. 10.25% 10/1/11 (f)		370	403
Michael Foods, Inc. 8% 11/15/13 (f)		420	439
			10,763
Household Products - 0.2%
Johnsondiversey Holdings, Inc. 0% 5/15/13 (d)(f)		4,730	3,618
Personal Products - 0.5%
Revlon Consumer Products Corp. 12% 12/1/05		7,380	7,417
TOTAL CONSUMER STAPLES			21,798
ENERGY - 3.8%
Energy Equipment & Services - 0.5%
Grant Prideco, Inc.:
9% 12/15/09		170	187
9.625% 12/1/07		460	513
Hanover Compressor Co.:
0% 3/31/07		1,330	978
8.625% 12/15/10		490	511
Petroliam Nasional BHD (Petronas):
7.625% 10/15/26 (Reg. S)		610	700
7.75% 8/15/15 (Reg. S)		1,020	1,224
Seabulk International, Inc. 9.5% 8/15/13		3,290	3,422
SESI LLC 8.875% 5/15/11		60	65
			7,600
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - 3.3%
Chesapeake Energy Corp.:
7.75% 1/15/15		$ 615	$ 661
8.125% 4/1/11		2,570	2,866
Encore Acquisition Co. 8.375% 6/15/12		755	819
Energy Partners Ltd. 8.75% 8/1/10		1,830	1,903
Forest Oil Corp. 8% 12/15/11		480	516
General Maritime Corp. 10% 3/15/13		2,425	2,740
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp.:
6.25% 6/1/10		1,480	1,554
10.625% 12/1/12		823	1,021
Houston Exploration Co. 7% 6/15/13 (f)		410	422
OAO Gazprom:
9.625% 3/1/13		3,310	3,662
10.5% 10/21/09		2,300	2,697
Pecom Energia SA:
8.125% 7/15/10 (Reg. S)		3,565	3,547
9% 5/1/09 (Reg. S)		735	763
Petroleos Mexicanos 9.25% 3/30/18		4,425	5,139
Plains All American Pipeline LP 7.75% 10/15/12		430	493
Plains Exploration & Production Co. LP Series B, 8.75% 7/1/12		1,825	2,003
Range Resources Corp. 7.375% 7/15/13		2,190	2,190
Teekay Shipping Corp. 8.875% 7/15/11		5,635	6,396
The Coastal Corp.:
6.375% 2/1/09		440	393
6.5% 5/15/06		370	354
6.5% 6/1/08		1,210	1,100
7.5% 8/15/06		915	889
7.75% 6/15/10		4,460	4,209
7.75% 10/15/35		235	197
Vintage Petroleum, Inc. 8.25% 5/1/12		1,000	1,085
YPF SA yankee 9.125% 2/24/09		4,025	4,417
			52,036
TOTAL ENERGY			59,636
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - 8.2%
Capital Markets - 0.0%
Equinox Holdings Ltd. 9% 12/15/09 (f)		$ 240	$ 247
J.P. Morgan AG (Vimpel Communications) loan participation note 10.45% 4/26/05 (Reg. S)		380	405
			652
Commercial Banks - 0.3%
Japan Development Bank 1.7% 9/20/22	JPY	470,000	4,285
Consumer Finance - 0.0%
Metris Companies, Inc.:
10% 11/1/04		95	81
10.125% 7/15/06		330	279
			360
Diversified Financial Services - 7.4%
Ahold Finance USA, Inc.:
6.25% 5/1/09		2,030	2,012
8.25% 7/15/10		3,480	3,719
American Airlines, Inc. pass thru trust certificates:
7.377% 5/23/19		3,953	2,806
7.379% 5/23/16		361	256
7.8% 4/1/08		200	185
Arch Western Finance LLC 6.75% 7/1/13 (f)		2,580	2,632
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13 (f)		4,085	4,146
Cellco Finance NV yankee 12.75% 8/1/05		2,435	2,703
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (f)		9,033	9,439
Chukchansi Economic Development Authority 14.5% 6/15/09 (f)		490	578
Continental Airlines, Inc. pass thru trust certificates:
6.541% 9/15/09		142	116
6.748% 9/15/18		99	81
6.795% 8/2/18		359	305
6.8% 7/2/07		96	89
6.9% 1/2/17		766	635
8.312% 10/2/12		798	686
8.321% 11/1/06		65	63
8.388% 5/1/22		936	773
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06		$ 130	$ 120
7.57% 11/18/10		1,280	1,326
7.711% 9/18/11		160	138
7.779% 11/18/05		715	665
7.92% 5/18/12		2,220	2,010
10.06% 1/2/16		170	134
Deutsche Telekom International Finance BV 6.25% 12/9/10	GBP	250	466
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11		725	816
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14		1,505	1,622
FIMEP SA 10.5% 2/15/13		2,885	3,354
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		1,000	1,070
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (f)		310	313
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11 (f)		1,335	1,492
Huntsman Advanced Materials LLC:
10% 7/15/08 (f)(g)		940	968
11% 7/15/10 (f)		750	823
Hurricane Finance BV:
9.625% 2/12/10 (f)		2,290	2,588
9.625% 2/12/10 (Reg. S)		175	198
Indosat Finance Co. BV 7.75% 11/5/10 (f)		1,045	1,053
IOS Capital LLC 7.25% 6/30/08		1,190	1,270
Japan Finance Corp. for Municipal Enterprises 1.35% 11/26/13	JPY	125,000	1,161
Jostens Holding Corp. 0% 12/1/13 (d)(f)		690	438
KFW International Finance, Inc. euro:
1% 12/20/04	JPY	570,000	5,357
1.75% 3/23/10	JPY	350,000	3,442
Kraton Polymers LLC/Kraton Polymers Capital Corp. 8.125% 1/15/14 (f)		310	324
Kreditanstalt Fuer Wiederaufbau 6% 12/7/28	GBP	800	1,646
Level 3 Financing, Inc. 10.75% 10/15/11 (f)		5,885	6,238
MEI Euro Finance Ltd. 8.75% 5/22/10 (f)		1,265	1,278
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Mobile Telesystems Finance SA:
5.17% 8/5/04 (f)(g)		$ 1,030	$ 1,031
9.75% 1/30/08 (f)		3,605	3,916
9.75% 1/30/08 (Reg. S)		250	272
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10 (f)		1,170	1,223
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11 (f)		3,085	3,178
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20		220	191
7.248% 7/2/14		314	226
7.575% 3/1/19		159	164
7.691% 4/1/17		37	30
7.95% 9/1/16		46	39
8.304% 9/1/10		284	245
PDVSA Finance Ltd.:
8.5% 11/16/12		2,150	2,096
9.375% 11/15/07		300	314
9.75% 2/15/10		4,682	4,940
Pemex Project Funding Master Trust:
2.95% 10/15/09 (f)(g)		610	621
7.375% 12/15/14		1,610	1,719
Petronas Capital Ltd. 7.875% 5/22/22 (Reg. S)		3,490	4,120
R. H. Donnelley Finance Corp. I:
8.875% 12/15/10 (f)		350	394
10.875% 12/15/12 (f)		550	652
Sealed Air Finance euro 5.625% 7/19/06	EUR	250	323
Sensus Metering Systems, Inc. 8.625% 12/15/13 (f)		440	451
Ship Finance International Ltd. 8.5% 12/15/13 (f)		3,150	3,150
Tom Brown, Inc./Tom Brown Resources Funding Corp. 7.25% 9/15/13		340	359
TRW Automotive Acquisition Corp.:
9.375% 2/15/13		1,490	1,702
11% 2/15/13		3,920	4,626
U.S. Airways pass thru trust certificates 6.85% 7/30/19		1,036	976
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (f)		5,760	6,725
Vale Overseas Ltd. 9% 8/15/13		685	750
			115,967
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - 0.5%
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		$ 1,725	$ 1,906
La Quinta Properties, Inc. 8.875% 3/15/11		1,860	2,055
Senior Housing Properties Trust:
7.875% 4/15/15		540	567
8.625% 1/15/12		1,510	1,646
Unique Public Finance Co. PLC 6.464% 3/30/32	GBP	500	944
			7,118
TOTAL FINANCIALS			128,382
HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 0.3%
Apogent Technologies, Inc. 6.5% 5/15/13		1,000	1,043
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		1,770	1,947
Fisher Scientific International, Inc. 8.125% 5/1/12		845	906
			3,896
Health Care Providers & Services - 1.0%
AmeriPath, Inc. 10.5% 4/1/13		1,970	2,128
Fountain View, Inc. 9.25% 8/19/08 (e)		243	241
Genesis HealthCare Corp. 8% 10/15/13 (f)		350	364
HCA, Inc.:
6.3% 10/1/12		1,020	1,048
6.75% 7/15/13		4,975	5,281
HealthSouth Corp. 6.875% 6/15/05		1,715	1,638
Mariner Health Care, Inc. 8.25% 12/15/13 (f)		870	881
National Nephrology Associates, Inc. 9% 11/1/11 (f)		490	512
PacifiCare Health Systems, Inc. 10.75% 6/1/09		908	1,081
Psychiatric Solutions, Inc. 10.625% 6/15/13		320	360
Triad Hospitals, Inc. 7% 11/15/13 (f)		2,020	2,043
			15,577
TOTAL HEALTH CARE			19,473
INDUSTRIALS - 3.0%
Aerospace & Defense - 0.5%
Alliant Techsystems, Inc. 8.5% 5/15/11		2,020	2,212
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
BE Aerospace, Inc.:
8% 3/1/08		$ 1,195	$ 1,105
8.5% 10/1/10 (f)		200	214
8.875% 5/1/11		2,415	2,234
9.5% 11/1/08		225	221
Transdigm, Inc. 8.375% 7/15/11		560	596
Vought Aircraft Industries, Inc. 8% 7/15/11 (f)		1,035	1,061
			7,643
Airlines - 0.2%
Continental Airlines, Inc. 8% 12/15/05		760	745
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07		101	90
7.9% 12/15/09		170	139
8.3% 12/15/29		2,100	1,376
Northwest Airlines, Inc.:
7.875% 3/15/08		295	245
9.875% 3/15/07		125	115
10.5% 4/1/09		290	241
NWA Trust 10.23% 6/21/14		284	256
			3,207
Building Products - 0.2%
Jacuzzi Brands, Inc. 9.625% 7/1/10 (f)		2,435	2,679
Nortek Holdings, Inc. 0% 5/15/11 (d)(f)		1,030	747
			3,426
Commercial Services & Supplies - 1.1%
Allied Waste North America, Inc.:
6.5% 11/15/10 (f)		1,830	1,867
7.875% 1/1/09		910	946
7.875% 4/15/13		835	904
8.5% 12/1/08		380	422
9.25% 9/1/12		540	610
American Color Graphics, Inc. 10% 6/15/10		2,170	2,208
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		1,640	1,583
9.25% 5/1/21		1,400	1,540
Danka Business Systems PLC 11% 6/15/10		1,230	1,212
Great Lakes Dredge & Dock Corp. 7.75% 12/15/13 (f)		540	556
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
NationsRent Companies, Inc. 9.5% 10/15/10 (f)		$ 810	$ 855
Worldspan LP 9.625% 6/15/11 (f)		3,985	4,124
			16,827
Electrical Equipment - 0.0%
General Cable Corp. 9.5% 11/15/10 (f)		440	475
Industrial Conglomerates - 0.1%
Tyco International Group SA yankee:
6.125% 11/1/08		35	37
6.75% 2/15/11		595	650
			687
Machinery - 0.1%
AGCO Corp. 9.5% 5/1/08		850	929
Columbus McKinnon Corp. 10% 8/1/10		190	202
Cummins, Inc. 9.5% 12/1/10 (f)		320	368
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09		155	166
			1,665
Marine - 0.1%
OMI Corp. 7.625% 12/1/13 (f)		690	693
Transport Maritima Mexicana SA de CV yankee:
9.5% 8/15/04 (c)		360	367
10.25% 11/15/06 (c)		995	1,015
			2,075
Road & Rail - 0.7%
Kansas City Southern Railway Co.:
7.5% 6/15/09		2,185	2,240
9.5% 10/1/08		95	103
TFM SA de CV yankee:
10.25% 6/15/07		865	908
11.75% 6/15/09		6,959	7,116
			10,367
TOTAL INDUSTRIALS			46,372
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.2%
Lucent Technologies, Inc.:
6.45% 3/15/29		$ 3,940	$ 3,093
6.5% 1/15/28		190	149
			3,242
Computers & Peripherals - 0.2%
Seagate Technology HDD Holdings 8% 5/15/09		2,005	2,185
IT Services - 0.5%
Dex Media, Inc.:
0% 11/15/13 (d)(f)		750	525
8% 11/15/13 (f)		4,005	4,205
Iron Mountain, Inc.:
6.625% 1/1/16		3,120	3,042
8.25% 7/1/11		535	558
8.625% 4/1/13		45	49
			8,379
Office Electronics - 0.5%
Xerox Corp.:
7.125% 6/15/10		1,720	1,828
7.625% 6/15/13		5,670	6,067
			7,895
Semiconductors & Semiconductor Equipment - 0.6%
AMI Semiconductor, Inc. 10.75% 2/1/13		688	819
Amkor Technology, Inc.:
7.75% 5/15/13		2,185	2,349
9.25% 2/15/08		155	176
10.5% 5/1/09		45	48
ON Semiconductor Corp./Semiconductor Components Industries LLC 12% 3/15/10		760	901
SCG Holding Corp./Semiconductor Components Industries LLC 12% 8/1/09		1,290	1,387
Semiconductor Note Partners Trust 0% 8/4/11 (f)		500	538
Viasystems, Inc. 10.5% 1/15/11 (f)		2,935	3,140
			9,358
TOTAL INFORMATION TECHNOLOGY			31,059
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - 4.8%
Chemicals - 1.8%
Avecia Group PLC 11% 7/1/09		$ 4,257	$ 3,895
Compass Minerals Group, Inc. 10% 8/15/11		1,120	1,254
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11 (f)		1,940	2,134
Georgia Gulf Corp. 7.125% 12/15/13 (f)		630	641
Huntsman ICI Chemicals LLC 10.125% 7/1/09		2,965	3,054
Huntsman ICI Holdings LLC 0% 12/31/09		4,915	2,359
Huntsman International LLC:
9.875% 3/1/09		175	192
9.875% 3/1/09 (f)		305	334
Lyondell Chemical Co.:
9.5% 12/15/08		1,365	1,416
9.625% 5/1/07		525	554
9.875% 5/1/07		245	257
11.125% 7/15/12		1,950	2,126
Millennium America, Inc.:
9.25% 6/15/08		1,590	1,741
9.25% 6/15/08 (f)		925	1,013
Nalco Co.:
7.75% 11/15/11 (f)		960	1,020
8.875% 11/15/13 (f)		2,280	2,417
Phibro Animal Health Corp. 13% 12/1/07 unit (f)		1,295	1,347
Resolution Performance Products LLC 9.5% 4/15/10		520	533
Solutia, Inc.:
6.72% 10/15/37 (c)		340	116
7.375% 10/15/27 (c)		6,860	2,264
			28,667
Containers & Packaging - 1.2%
Blue Ridge Paper Products, Inc. 9.5% 12/15/08 (f)		470	475
BWAY Corp. 10% 10/15/10		1,175	1,278
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,800	1,620
8% 4/15/23		1,170	1,088
Crown European Holdings SA 9.5% 3/1/11		1,570	1,766
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12		2,140	2,322
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11		620	648
8.25% 5/15/13		1,070	1,161
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Owens-Brockway Glass Container, Inc.: - continued
8.75% 11/15/12		$ 4,155	$ 4,612
8.875% 2/15/09		2,240	2,442
Owens-Illinois, Inc.:
7.35% 5/15/08		170	168
7.5% 5/15/10		170	174
7.8% 5/15/18		70	68
8.1% 5/15/07		340	359
Sweetheart Cup Co., Inc. 9.5% 1/15/07 (f)		550	561
			18,742
Metals & Mining - 1.2%
California Steel Industries, Inc. 8.5% 4/1/09		980	1,028
Compass Minerals International, Inc. 0% 12/15/12 (d)		1,330	1,051
CSN Islands VII Corp. 10.75% 9/12/08 (f)		1,675	1,847
CSN Islands VIII Corp. 9.75% 12/16/13 (f)		2,680	2,754
Freeport-McMoRan Copper & Gold, Inc. 10.125% 2/1/10		3,230	3,715
Luscar Coal Ltd. 9.75% 10/15/11		1,350	1,526
Massey Energy Co. 6.625% 11/15/10 (f)		880	900
Peabody Energy Corp. 6.875% 3/15/13		1,340	1,417
Salt Holdings Corp., Inc. 0% 6/1/13 (d)(f)		2,260	1,559
Steel Dynamics, Inc.:
9.5% 3/15/09		65	72
9.5% 3/15/09 (f)		2,090	2,299
			18,168
Paper & Forest Products - 0.6%
Georgia-Pacific Corp.:
8% 1/15/24 (f)		3,120	3,182
9.375% 2/1/13		2,540	2,921
Millar Western Forest Products Ltd. 7.75% 11/15/13 (f)		390	405
Norske Skog Canada Ltd. 8.625% 6/15/11		1,280	1,331
Stone Container Corp.:
8.375% 7/1/12		540	589
9.75% 2/1/11		1,290	1,419
			9,847
TOTAL MATERIALS			75,424
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 2.7%
ACC Escrow Corp. 10% 8/1/11 (f)		$ 2,120	$ 2,343
Alestra SA de RL de CV 8% 6/30/10		870	733
Cincinnati Bell, Inc. 8.375% 1/15/14 (f)		780	829
Empresa Brasil de Telecomm SA 11% 12/15/08 (f)		1,250	1,284
MCI Communications Corp.:
6.5% 4/15/10 (c)		130	106
7.125% 6/15/27 (c)		3,085	2,487
7.75% 3/15/24 (c)		1,060	859
7.75% 3/23/25 (c)		170	137
8.25% 1/20/23 (c)		370	298
Mobifon Holdings BV 12.5% 7/31/10		4,165	4,831
Qwest Corp. 9.125% 3/15/12 (e)(f)		4,275	4,906
Qwest Services Corp. 14% 12/15/14 (f)		5,595	7,106
Rogers Cantel, Inc. yankee 9.375% 6/1/08		415	434
Telefonica de Argentina SA:
9.125% 11/7/10		540	524
11.875% 11/1/07		902	972
Telenet Group Holding NV 0% 6/15/14 (d)(f)		4,410	2,800
Telewest Communications PLC yankee:
0% 4/15/09 (c)(d)		2,620	1,349
0% 2/1/10 (c)(d)		1,690	794
9.875% 2/1/10 (c)		575	345
11.25% 11/1/08 (c)		935	587
Triton PCS, Inc. 8.75% 11/15/11		4,000	3,910
U.S. West Communications:
6.875% 9/15/33		1,720	1,617
7.125% 11/15/43		220	207
7.2% 11/10/26		540	529
7.25% 9/15/25		1,000	1,005
7.25% 10/15/35		650	644
7.5% 6/15/23		480	478
8.875% 6/1/31		15	16
			42,130
Wireless Telecommunication Services - 2.9%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		3,650	4,015
Crown Castle International Corp.:
7.5% 12/1/13 (f)		1,540	1,555
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Crown Castle International Corp.: - continued
7.5% 12/1/13 (f)		$ 1,670	$ 1,687
9.375% 8/1/11		2,035	2,249
9.5% 8/1/11		105	114
10.75% 8/1/11		2,255	2,548
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13		5,890	6,788
Dobson Communications Corp. 8.875% 10/1/13		2,820	2,876
Kyivstar GSM:
12.75% 11/21/05 (f)		230	254
12.75% 11/21/05 (Reg. S)		1,045	1,152
Millicom International Cellular SA 10% 12/1/13 (f)		2,300	2,415
Nextel Communications, Inc.:
6.875% 10/31/13		790	833
7.375% 8/1/15		11,100	11,877
9.5% 2/1/11		2,190	2,486
Rogers Wireless, Inc. 9.625% 5/1/11		1,940	2,309
Western Wireless Corp. 9.25% 7/15/13		1,470	1,558
			44,716
TOTAL TELECOMMUNICATION SERVICES			86,846
UTILITIES - 5.1%
Electric Utilities - 1.3%
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11		2,080	1,924
8.75% 4/15/12 (f)		2,650	2,518
CMS Energy Corp.:
7.5% 1/15/09		2,090	2,158
8.5% 4/15/11		1,320	1,417
8.9% 7/15/08		1,130	1,225
Illinois Power Co.:
7.5% 6/15/09		60	66
11.5% 12/15/10		2,175	2,632
Nevada Power Co. 10.875% 10/15/09		320	366
Pacific Gas & Electric Co.:
6.75% 10/1/23		230	235
7.05% 3/1/24		115	116
7.958% 10/31/49 (f)(g)		1,575	1,585
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Pacific Gas & Electric Co.: - continued
10.375% 11/1/05 (f)(g)		$ 2,985	$ 3,015
Reliant Energy Resources Corp. 7.75% 2/15/11		325	367
Sierra Pacific Power Co. 8% 6/1/08		870	940
Southern California Edison Co.:
7.125% 7/15/25		60	61
7.25% 3/1/26		180	184
7.625% 1/15/10		1,320	1,530
Tenaga Nasional BHD 7.5% 11/1/25 (Reg. S)		300	328
			20,667
Gas Utilities - 2.0%
ANR Pipeline, Inc.:
7.375% 2/15/24		785	761
8.875% 3/15/10		430	483
9.625% 11/1/21		4,360	5,161
El Paso Energy Corp.:
6.75% 5/15/09		1,945	1,855
6.95% 12/15/07		710	682
7.375% 12/15/12		2,990	2,747
7.75% 1/15/32		520	443
7.8% 8/1/31		1,630	1,369
8.05% 10/15/30		165	143
Noram Energy Corp. 6.5% 2/1/08		325	349
Northwest Pipeline Corp.:
6.625% 12/1/07		285	288
8.125% 3/1/10		400	442
Sonat, Inc.:
6.75% 10/1/07		250	235
7.625% 7/15/11		1,910	1,769
Southern Natural Gas Co.:
7.35% 2/15/31		4,350	4,268
8% 3/1/32		1,310	1,356
8.875% 3/15/10		510	573
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	524
7.5% 4/1/17		1,735	1,791
7.625% 4/1/37		240	236
8.375% 6/15/32		1,155	1,226
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05		$ 420	$ 424
6.25% 1/15/08		1,115	1,146
7% 8/15/11		330	351
8.875% 7/15/12		1,455	1,719
			30,341
Multi-Utilities & Unregulated Power - 1.8%
AES Corp.:
8.75% 5/15/13 (f)		1,570	1,754
8.875% 2/15/11		1,139	1,243
9% 5/15/15 (f)		1,340	1,514
Calpine Corp. 8.75% 7/15/13 (f)		6,530	6,334
El Paso Corp.:
7% 5/15/11		3,360	3,100
7.875% 6/15/12		1,985	1,876
Southern Energy, Inc. New York 7.4% 7/15/04 (c)(f)		1,050	578
Western Resources, Inc. 7.125% 8/1/09		250	270
Williams Companies, Inc.:
6.5% 8/1/06		715	740
6.75% 1/15/06		1,595	1,643
7.125% 9/1/11		2,460	2,601
7.625% 7/15/19		2,257	2,370
7.75% 6/15/31		1,625	1,658
8.125% 3/15/12		1,025	1,128
8.625% 6/1/10		1,430	1,602
			28,411
TOTAL UTILITIES			79,419
TOTAL NONCONVERTIBLE BONDS			719,342
TOTAL CORPORATE BONDS (Cost $665,618)			721,165
U.S. Government and Government Agency Obligations - 16.9%
		Principal Amount (000s) (j)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 6.3%
Fannie Mae:
3.25% 8/15/08		$ 24,000	$ 23,809
5% 5/14/07		3,800	3,851
5.125% 1/2/14		3,000	3,010
6% 5/15/11		9,675	10,723
6.125% 3/15/12		900	1,002
6.25% 2/1/11		380	420
Federal Home Loan Bank:
2.5% 12/15/05		20,000	20,228
5.8% 9/2/08		2,920	3,216
Freddie Mac:
1.5% 8/15/05		2,850	2,840
2.875% 12/15/06		5,525	5,565
3.625% 9/15/08		3,050	3,070
4.375% 2/4/10		3,440	3,438
4.5% 7/15/13		5,650	5,582
6% 5/25/12		4,000	4,067
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06		84	91
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1995-A, 6.28% 6/15/04		120	123
Private Export Funding Corp. secured 6.86% 4/30/04		57	58
Small Business Administration guaranteed development participation certificates 5.136% 8/10/13		2,000	1,998
State of Israel (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		4,750	4,806
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			97,897
U.S. Treasury Inflation Protected Obligations - 2.8%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28		15,991	19,814
U.S. Treasury Inflation-Indexed Notes 1.875% 7/15/13		25,183	25,002
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			44,816
U.S. Treasury Obligations - 7.8%
U.S. Treasury Bills, yield at date of purchase 0.93% 2/12/04		17,000	16,984
U.S. Treasury Bonds:
6.125% 8/15/29		11,000	12,465
8% 11/15/21		8,000	10,804
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
9% 11/15/18		$ 2,000	$ 2,884
11.25% 2/15/15		2,900	4,642
U.S. Treasury Notes:
1.875% 12/31/05		35,100	35,092
3.125% 10/15/08		22,700	22,657
4.25% 8/15/13		9,000	9,011
5.75% 8/15/10		6,000	6,728
TOTAL U.S. TREASURY OBLIGATIONS			121,267
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $261,791)			263,980
U.S. Government Agency - Mortgage Securities - 1.7%

Fannie Mae - 1.6%
4.5% 12/1/18		9,999	10,022
5% 3/1/18 to 7/1/18		6,081	6,210
5.5% 5/1/11 to 3/1/18		5,955	6,179
6% 8/1/13 to 1/1/26		255	268
6.5% 5/1/08 to 9/1/32		1,877	1,965
7% 9/1/25		27	29
7.5% 1/1/28 to 5/1/28		130	139
TOTAL FANNIE MAE			24,812
Freddie Mac - 0.0%
8.5% 3/1/20		41	45
Government National Mortgage Association - 0.1%
6% 1/15/09 to 5/15/09		239	252
6.5% 4/15/26 to 5/15/26		180	191
7% 9/15/25 to 5/15/32		591	630
7.5% 2/15/22 to 8/15/28		453	488
8% 9/15/26 to 12/15/26		63	69
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			1,630
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $26,315)			26,487
Collateralized Mortgage Obligations - 0.3%
		Principal Amount (000s) (j)	Value (Note 1) (000s)
U.S. Government Agency - 0.3%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2001-53 Class OH, 6.5% 6/25/30		$ 2,658	$ 2,704
Freddie Mac planned amortization class Series 2351 Class PX, 6.5% 7/15/30		1,191	1,214
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,023)			3,918
Foreign Government and Government Agency Obligations - 21.6%

Argentinian Republic 1.162% 8/3/12 (g)		1,795	1,126
Banco Central del Uruguay:
Brady:
par A 6.75% 2/19/21		1,000	880
par B 6.75% 3/21/21		100	88
value recovery A rights 1/2/21 (h)		1,000,000	0
value recovery B rights 1/2/21 (h)		750,000	0
Bogota Distrito Capital:
9.5% 12/12/06 (f)		540	583
9.5% 12/12/06 (Reg. S)		2,503	2,703
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14		12,388	12,202
par Z-L 6% 4/15/24		4,595	3,975
FLIRB L 2% 4/15/09 (Reg.) (g)		457	430
8.875% 4/15/24		2,870	2,784
10% 8/7/11		3,325	3,682
11% 8/17/40		6,550	7,189
11.25% 7/26/07		1,350	1,569
12% 4/15/10		2,830	3,389
12.25% 3/6/30		2,475	3,081
12.75% 1/15/20		1,580	2,007
Canadian Government:
3.5% 6/1/04	CAD	14,130	10,930
5.25% 6/1/12	CAD	5,350	4,315
5.5% 6/1/09	CAD	5,100	4,196
7% 12/1/06	CAD	4,400	3,732
8% 6/1/23	CAD	2,500	2,597
9% 6/1/25	CAD	7,900	9,046
Central Bank of Nigeria:
Brady 6.25% 11/15/20		5,250	4,673
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Central Bank of Nigeria: - continued
promissory note 5.092% 1/5/10		$ 473	$ 444
warrants 11/15/20 (a)(h)		3,250	1
Colombian Republic:
10.5% 7/9/10		2,045	2,301
11.5% 5/31/11	EUR	585	844
11.75% 2/25/20		1,465	1,762
Dominican Republic:
Brady 7.6875% 8/30/09 (g)		239	164
2.0425% 8/30/24 (g)		680	476
9.5% 9/27/06 (Reg. S)		2,715	2,213
Dutch Government 5.5% 1/15/28	EUR	5,300	7,214
Ecuador Republic:
7% 8/15/30 (e)(f)		553	429
7% 8/15/30 (Reg. S) (e)		1,165	904
12% 11/15/12 (Reg. S)		2,820	2,764
euro par 4.75% 2/28/25 (e)		425	247
French Government:
OAT 5.25% 4/25/08	EUR	9,900	13,349
3.5% 1/12/05	EUR	3,900	4,967
3.75% 1/12/07	EUR	4,000	5,132
4.5% 7/12/06	EUR	2,520	3,297
5.75% 10/25/32	EUR	4,400	6,210
German Federal Republic:
3.75% 7/4/13	EUR	250	302
4.25% 2/18/05	EUR	2,200	2,828
5% 8/19/05	EUR	8,800	11,505
5% 2/17/06	EUR	250	329
5% 1/4/12	EUR	10,600	14,131
5.25% 1/4/11	EUR	25,750	34,892
5.375% 1/4/10	EUR	1,350	1,842
Italian Republic:
3.75% 6/8/05	JPY	1,140,000	11,180
5.25% 11/1/29	EUR	2,000	2,577
Ivory Coast Brady FLIRB A 2% 3/29/18 (c)(e)	FRF	10,395	299
Japan Government 2% 6/20/22	JPY	50,000	481
Lebanese Republic:
10.125% 8/6/08		655	724
11.625% 5/11/16 (Reg. S)		460	512
Panamanian Republic:
Brady par 4.75% 7/17/26 (e)		250	194
9.625% 2/8/11		910	1,051
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Panamanian Republic: - continued
10.75% 5/15/20		$ 1,475	$ 1,770
Peruvian Republic 3% 3/7/27 (e)		900	527
Philippine Republic:
Brady principal collateralized interest reduction bond 6.5% 12/1/17		2,385	2,272
6.5% 6/1/18		320	298
9.875% 1/15/19		4,180	4,431
Quebec Province 1.6% 5/9/13	JPY	150,000	1,424
Russian Federation:
5% 3/31/30 (e)(f)		3,900	3,754
5% 3/31/30 (Reg. S) (e)		18,115	17,436
8.25% 3/31/10 (Reg. S)		1,625	1,816
South African Republic:
7.375% 4/25/12		465	520
yankee 8.5% 6/23/17		1,700	2,023
Turkish Republic:
11% 1/14/13		2,320	2,912
11.75% 6/15/10		4,170	5,285
12.375% 6/15/09		1,365	1,744
25% 11/16/05	TRL	1,827,409,000	1,362
29.8006% to 33.5007% 7/7/04	TRL	900,202,000	566
Ukraine Cabinet of Ministers 7.65% 6/11/13 (f)		985	1,024
United Kingdom, Great Britain & Northern Ireland:
4.75% 9/7/15	GBP	800	1,419
6% 12/7/28	GBP	2,450	5,193
6.25% 11/25/10	GBP	3,270	6,360
7.5% 12/7/06	GBP	4,710	9,102
8% 6/7/21	GBP	250	615
8.75% 8/25/17	GBP	3,800	9,425
United Mexican States:
7.5% 4/8/33		5,200	5,374
8.125% 12/30/19		6,135	6,856
11.5% 5/15/26		3,725	5,392
Uruguay Republic:
7.25% 2/15/11		1,840	1,610
7.875% 1/15/33 pay-in-kind		250	174
10.5% 10/20/06	UYU	58,000	2,066
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		3,260	0
9.25% 9/15/27		1,385	1,260
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Venezuelan Republic: - continued
10.75% 9/19/13 (f)		$ 2,470	$ 2,624
10.75% 9/19/13 (f)		1,720	1,828
10.75% 9/19/13 (Reg. S)		635	675
13.625% 8/15/18		500	598
euro Brady:
par W-A 6.75% 3/31/20		3,250	2,990
par W-B 6.75% 3/31/20		2,105	1,937
oil recovery warrants 4/18/20 (a)(h)		1,666	0
Vietnamese Socialist Republic Brady par 3.5% 3/12/28 (e)		1,500	1,054
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $292,484)			336,458
Supranational Obligations - 0.5%

European Investment Bank euro 0.875% 11/8/04	JPY	450,000	4,220
International Bank for Reconstruction & Development 4.75% 12/20/04	JPY	400,000	3,895
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $7,375)			8,115
Common Stocks - 0.8%
	Shares
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Volume Services America Holdings, Inc. Income Deposit Security (a)	165,925	2,763
Multiline Retail - 0.0%
Barneys, Inc. warrants 4/1/08 (a)	1,160	23
TOTAL CONSUMER DISCRETIONARY		2,786
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Fountain View, Inc. (i)	97	2
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
NTL Europe, Inc. (a)	5	$ 0
NTL, Inc. (a)	140,401	9,793
NTL, Inc. warrants 1/13/11 (a)	6	0
		9,793
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (f)	894	1
TOTAL TELECOMMUNICATION SERVICES		9,794
TOTAL COMMON STOCKS (Cost $10,746)		12,582
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	3,800	156
Nonconvertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.5%
Media - 0.4%
CSC Holdings, Inc.:
(depositary shares) Series M, 11.125%	25,585	2,725
Series H, 11.75%	20,540	2,188
Spanish Broadcasting System, Inc. 10.75% (f)	1,410	1,470
		6,383
Specialty Retail - 0.1%
General Nutrition Centers Holding Co. 12.00% (f)	1,170	1,199
TOTAL CONSUMER DISCRETIONARY		7,582
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Fresenius Medical Care Capital Trust II 7.875%	1,260	1,352
Insurance - 0.0%
American Annuity Group Capital Trust II 8.875% (a)	240	240
TOTAL FINANCIALS		1,592
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
NTL Europe, Inc. Series A, 10.00%	123	$ 1
TOTAL NONCONVERTIBLE PREFERRED STOCKS		9,175
TOTAL PREFERRED STOCKS (Cost $9,096)		9,331
Floating Rate Loans - 0.5%
	Principal Amount (000s) (j)
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Hilton Head Communications LP Tranche B term loan 5.25% 3/31/08 (g)	$ 1,800	1,674
Textiles Apparel & Luxury Goods - 0.1%
Levi Strauss & Co. Tranche B term loan 10% 9/29/09	1,000	1,023
TOTAL CONSUMER DISCRETIONARY		2,697
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Olympus Cable Holdings LLC Tranche B term loan 6% 9/30/10 (g)	2,720	2,591
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Qwest Corp. Tranche A term loan 6.5% 6/30/07 (g)	2,700	2,832
TOTAL FLOATING RATE LOANS (Cost $7,475)		8,120
Sovereign Loan Participations - 0.3%

Algerian Republic loan participation:
Series 1 - Credit Suisse First Boston 2.0625% 9/4/06 (g)	253	248
Series 1 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 2.0625% 9/4/06 (g)	172	169
Series 1 - Salomon Brothers 2.0625% 9/4/06 (g)	75	74
Sovereign Loan Participations - continued
	Principal Amount (000s) (j)	Value (Note 1) (000s)
Indonesian Republic loan participation:
- Barclays Bank 2.125% 3/28/13 (g)	$ 225	$ 193
- Barclays Bank PLC 1.8125% 1/25/06 (g)	625	567
- Credit Suisse First Boston 1.8125% 1/25/06 (g)	200	182
- Deutsche Bank:
1.8125% 3/21/05 (g)	455	428
1.8125% 1/25/06 (g)	1,610	1,461
2.125% 3/28/13 (g)	531	456
Series 1995 - Deutsche Bank 2.125% 12/14/19 (g)	1,055	786
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $4,374)		4,564
Money Market Funds - 9.2%
	Shares
Fidelity Cash Central Fund, 1.07% (b) (Cost $142,669)	142,669,252	142,669
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $1,431,966)		1,537,389
NET OTHER ASSETS - 1.3%		20,892
NET ASSETS - 100%		$ 1,558,281
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.6165% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	Oct. 2006	$ 14,000	$ 33
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
FRF	-	French franc
GBP	-	British pound
JPY	-	Japanese yen
TRL	-	Turkish lira
UYU	-	Uraguay peso
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $197,632,000 or 12.7% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Quantity represents share amount.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues) . At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $872,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Fountain View, Inc.	8/19/03	$ 0
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind	2/23/98 - 9/30/03	$ 962
(j) Principal amount is stated in United States dollars unless otherwise noted.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	67.1%
Germany	4.2%
Canada	3.3%
Mexico	3.2%
United Kingdom	3.1%
France	2.7%
Brazil	2.7%
Russia	2.1%
Netherlands	1.1%
Others (individually less than 1%)	10.5%
100.0%
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $12,684,000 or 0.8% of net assets.

Purchases and sales of securities, other than short-term securities, aggregated $2,104,992,000 and $1,499,187,000, respectively, of which long-term U.S. government and government agency obligations aggregated $1,074,080,000 and $937,080,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,000 for the period.
Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $2,454,000 all of which will expire on December 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2003

Assets
Investment in securities, at value (cost $1,431,966) - See accompanying schedule		$ 1,537,389
Cash		746
Receivable for investments sold		1,751
Receivable for fund shares sold		6,713
Dividends receivable		145
Interest receivable		24,424
Unrealized gain on swap agreements		33
Prepaid expenses		7
Total assets		1,571,208

Liabilities
Payable for investments purchased	$ 4,221
Payable for fund shares redeemed	4,046
Distributions payable	2,971
Accrued management fee	725
Distribution fees payable	560
Other affiliated payables	285
Other payables and accrued expenses	119
Total liabilities		12,927

Net Assets		$ 1,558,281
Net Assets consist of:
Paid in capital		$ 1,451,933
Undistributed net investment income		4,311
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,818)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		105,855
Net Assets		$ 1,558,281

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2003

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($187,161 ÷ 16,096 shares)	$ 11.63

Maximum offering price per share (100/95.25 of $11.63)	$ 12.21
Class T: Net Asset Value and redemption price per share ($514,905 ÷ 44,294 shares)	$ 11.62

Maximum offering price per share (100/96.50 of $11.62)	$ 12.04
Class B: Net Asset Value and offering price per share ($287,411 ÷ 24,672 shares) A	$ 11.65

Class C: Net Asset Value and offering price per share ($277,393 ÷ 23,883 shares) A	$ 11.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($291,411 ÷ 24,889 shares)	$ 11.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2003

Investment Income
Dividends		$ 475
Interest		70,019
Total income		70,494

Expenses
Management fee	$ 6,195
Transfer agent fees	2,016
Distribution fees	4,690
Accounting fees and expenses	558
Non-interested trustees' compensation	6
Custodian fees and expenses	147
Registration fees	214
Audit	69
Legal	19
Miscellaneous	7
Total expenses before reductions	13,921
Expense reductions	(10)	13,911
Net investment income (loss)		56,583
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	37,421
Foreign currency transactions	211
Swap agreements	(221)
Total net realized gain (loss)		37,411
Change in net unrealized appreciation (depreciation) on: Investment securities	85,919
Assets and liabilities in foreign currencies	336
Swap agreements	33
Total change in net unrealized appreciation (depreciation)		86,288
Net gain (loss)		123,699
Net increase (decrease) in net assets resulting from operations		$ 180,282

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2003	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 56,583	$ 34,669
Net realized gain (loss)	37,411	(9,833)
Change in net unrealized appreciation (depreciation)	86,288	25,540
Net increase (decrease) in net assets resulting from operations	180,282	50,376
Distributions to shareholders from net investment income	(61,174)	(34,038)
Share transactions - net increase (decrease)	768,440	185,251
Total increase (decrease) in net assets	887,548	201,589

Net Assets
Beginning of period	670,733	469,144
End of period (including undistributed net investment income of $4,311 and undistributed net investment income of $3,675, respectively)	$ 1,558,281	$ 670,733

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 10.11	$ 10.12	$ 10.47	$ 10.56
Income from Investment Operations
Net investment income (loss) C	.617	.668	.730 E	.793	.775
Net realized and unrealized gain (loss)	1.321	.214	(.081) E	(.434)	(.152)
Total from investment operations	1.938	.882	.649	.359	.623
Distributions from net investment income	(.648)	(.652)	(.659)	(.709)	(.713)
Net asset value, end of period	$ 11.63	$ 10.34	$ 10.11	$ 10.12	$ 10.47
Total Return A, B	19.20%	9.09%	6.53%	3.58%	6.12%
Ratios to Average Net Assets D
Expenses before expense reductions	1.01%	1.04%	1.07%	1.08%	1.08%
Expenses net of voluntary waivers, if any	1.01%	1.04%	1.07%	1.08%	1.08%
Expenses net of all reductions	1.00%	1.04%	1.07%	1.08%	1.07%
Net investment income (loss)	5.58%	6.65%	7.18% E	7.76%	7.44%
Supplemental Data
Net assets, end of period (in millions)	$ 187	$ 57	$ 33	$ 18	$ 13
Portfolio turnover rate	153%	111%	120%	99%	146%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 10.11	$ 10.11	$ 10.47	$ 10.55
Income from Investment Operations
Net investment income (loss) C	.604	.660	.725 E	.788	.772
Net realized and unrealized gain (loss)	1.322	.203	(.074) E	(.445)	(.147)
Total from investment operations	1.926	.863	.651	.343	.625
Distributions from net investment income	(.636)	(.643)	(.651)	(.703)	(.705)
Net asset value, end of period	$ 11.62	$ 10.33	$ 10.11	$ 10.11	$ 10.47
Total Return A, B	19.09%	8.89%	6.55%	3.42%	6.15%
Ratios to Average Net Assets D
Expenses before expense reductions	1.11%	1.13%	1.15%	1.14%	1.13%
Expenses net of voluntary waivers, if any	1.11%	1.13%	1.15%	1.14%	1.13%
Expenses net of all reductions	1.11%	1.13%	1.15%	1.14%	1.13%
Net investment income (loss)	5.47%	6.57%	7.10% E	7.70%	7.38%
Supplemental Data
Net assets, end of period (in millions)	$ 515	$ 279	$ 238	$ 207	$ 190
Portfolio turnover rate	153%	111%	120%	99%	146%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.35	$ 10.12	$ 10.13	$ 10.49	$ 10.57
Income from Investment Operations
Net investment income (loss) C	.533	.595	.658 E	.722	.703
Net realized and unrealized gain (loss)	1.330	.212	(.085) E	(.447)	(.146)
Total from investment operations	1.863	.807	.573	.275	.557
Distributions from net investment income	(.563)	(.577)	(.583)	(.635)	(.637)
Net asset value, end of period	$ 11.65	$ 10.35	$ 10.12	$ 10.13	$ 10.49
Total Return A, B	18.38%	8.28%	5.74%	2.73%	5.45%
Ratios to Average Net Assets D
Expenses before expense reductions	1.77%	1.78%	1.81%	1.80%	1.78%
Expenses net of voluntary waivers, if any	1.77%	1.78%	1.81%	1.80%	1.78%
Expenses net of all reductions	1.77%	1.78%	1.81%	1.80%	1.78%
Net investment income (loss)	4.81%	5.91%	6.44% E	7.04%	6.73%
Supplemental Data
Net assets, end of period (in millions)	$ 287	$ 147	$ 116	$ 88	$ 86
Portfolio turnover rate	153%	111%	120%	99%	146%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.32	$ 10.10	$ 10.11	$ 10.46	$ 10.55
Income from Investment Operations
Net investment income (loss) C	.525	.585	.647 E	.707	.687
Net realized and unrealized gain (loss)	1.320	.204	(.082) E	(.432)	(.151)
Total from investment operations	1.845	.789	.565	.275	.536
Distributions from net investment income	(.555)	(.569)	(.575)	(.625)	(.626)
Net asset value, end of period	$ 11.61	$ 10.32	$ 10.10	$ 10.11	$ 10.46
Total Return A, B	18.24%	8.10%	5.67%	2.74%	5.25%
Ratios to Average Net Assets D
Expenses before expense reductions	1.84%	1.87%	1.89%	1.91%	1.91%
Expenses net of voluntary waivers, if any	1.84%	1.87%	1.89%	1.91%	1.91%
Expenses net of all reductions	1.84%	1.87%	1.89%	1.90%	1.90%
Net investment income (loss)	4.74%	5.83%	6.35% E	6.94%	6.61%
Supplemental Data
Net assets, end of period (in millions)	$ 277	$ 68	$ 40	$ 26	$ 17
Portfolio turnover rate	153%	111%	120%	99%	146%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.17	$ 10.18	$ 10.53	$ 10.61
Income from Investment Operations
Net investment income (loss) B	.635	.685	.725 D	.816	.799
Net realized and unrealized gain (loss)	1.338	.210	(.059) D	(.437)	(.150)
Total from investment operations	1.973	.895	.666	.379	.649
Distributions from net investment income	(.663)	(.665)	(.676)	(.729)	(.729)
Net asset value, end of period	$ 11.71	$ 10.40	$ 10.17	$ 10.18	$ 10.53
Total Return A	19.44%	9.17%	6.67%	3.76%	6.35%
Ratios to Average Net Assets C
Expenses before expense reductions	.87%	.92%	.94%	.90%	.93%
Expenses net of voluntary waivers, if any	.87%	.92%	.94%	.90%	.93%
Expenses net of all reductions	.87%	.92%	.94%	.90%	.93%
Net investment income (loss)	5.71%	6.78%	7.31% D	7.95%	7.58%
Supplemental Data
Net assets, end of period (in millions)	$ 291	$ 120	$ 42	$ 4	$ 4
Portfolio turnover rate	153%	111%	120%	99%	146%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Strategic Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

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Security Valuation - continued

maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 116,099
Unrealized depreciation	(8,106)
Net unrealized appreciation (depreciation)	107,993
Undistributed ordinary income	810
Capital loss carryforward	(2,454)

Cost for federal income tax purposes	$ 1,429,396

The tax character of distributions paid was as follows:

	December 31, 2003	December 31, 2002
Ordinary Income	$ 61,174	$ 34,038

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase

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2. Operating Policies - continued

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Repurchase Agreements - continued

agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

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2. Operating Policies - continued

Swap Agreements - continued

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities and written optionsis included under the caption "Other Information" at the end of the fund's Schedule of Investments.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 165	$ 0
Class T	0%	.25%	952	31
Class B	.65%	.25%	1,935	1,397
Class C	.75%	.25%	1,638	967
			$ 4,690	$ 2,395

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 292
Class T	184
Class B*	508
Class C*	58
$ 1,042

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 202.18
Class T	725.19
Class B	423.20
Class C	276.17
Institutional Class	390.20
	$ 2,016

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,024 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $9.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 12% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2003	2002
From net investment income
Class A	$ 6,752	$ 2,879
Class T	22,425	16,210
Class B	11,149	7,450
Class C	8,621	3,035
Institutional Class	12,227	4,464
Total	$ 61,174	$ 34,038

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2003	2002	2003	2002
Class A
Shares sold	13,642	3,312	$ 152,125	$ 33,311
Reinvestment of distributions	467	218	5,244	2,196
Shares redeemed	(3,482)	(1,351)	(38,441)	(13,573)
Net increase (decrease)	10,627	2,179	$ 118,928	$ 21,934
Class T
Shares sold	30,354	10,286	$ 337,303	$ 103,303
Reinvestment of distributions	1,732	1,374	19,345	13,848
Shares redeemed	(14,809)	(8,196)	(164,042)	(82,140)
Net increase (decrease)	17,277	3,464	$ 192,606	$ 35,011
Class B
Shares sold	14,093	6,224	$ 156,171	$ 62,644
Reinvestment of distributions	681	483	7,636	4,882
Shares redeemed	(4,277)	(3,986)	(47,163)	(40,019)
Net increase (decrease)	10,497	2,721	$ 116,644	$ 27,507
Class C
Shares sold	20,173	3,875	$ 224,162	$ 38,915
Reinvestment of distributions	515	203	5,797	2,042
Shares redeemed	(3,387)	(1,461)	(37,640)	(14,644)
Net increase (decrease)	17,301	2,617	$ 192,319	$ 26,313
Institutional Class
Shares sold	18,048	10,417	$ 201,125	$ 104,200
Reinvestment of distributions	983	410	11,080	4,167
Shares redeemed	(5,722)	(3,363)	(64,262)	(33,881)
Net increase (decrease)	13,309	7,464	$ 147,943	$ 74,486

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Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund (the "Fund"), a fund of Fidelity Advisor Series II, including the portfolio of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Strategic Income Fund as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 18, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Strategic Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000), and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment:1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment:1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment:2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment:1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Advisor Series II. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Bart A. Grenier (44)

Year of Election or Appointment: 2002

Vice President of Advisor Strategic Income. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of Advisor Strategic Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

William Eigen (35)

Year of Election or Appointment: 2003

Vice President of Advisor Strategic Income. Mr. Eigen also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Eigen worked as a director, strategist, and portfolio manager.

George A. Fischer (42)

Year of Election or Appointment: 2002

Vice President of Advisor Strategic Income. Mr. Fischer is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Fischer managed a variety of Fidelity funds.

Mark J. Notkin (39)

Year of Election or Appointment: 2001

Vice President of Advisor Strategic Income. Mr. Notkin is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Notkin managed a variety of Fidelity funds.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Advisor Strategic Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Advisor Strategic Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (45)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Strategic Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Strategic Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor Strategic Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1994 Assistant Treasurer of Advisor Strategic Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Strategic Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Strategic Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Strategic Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Value Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SII-UANN-0204
1.787728.100

Item 2. Code of Ethics

As of the end of the period, December 31, 2003, Fidelity Advisor Series II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Advisor Strategic Income Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2003A	2002A
Fidelity Advisor Strategic Income Fund	$54,000	$26,000
All funds in the Fidelity Group of Funds audited by Deloitte	$4,500,000	$1,900,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Audit-Related Fees billed by Deloitte for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2003A, B	2002 A, B
Fidelity Advisor Strategic Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Audit-Related Fees that were billed by Deloitte that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2003 A, B	2002A, B
Deloitte	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent accountant. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Tax Fees billed by Deloitte for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2003A, B	2002A, B
Fidelity Advisor Strategic Income Fund	$3,500	$3,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Tax Fees billed by Deloitte that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2003A, B	2002A, B
Deloitte	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Other Fees billed by Deloitte for all other non-audit services rendered to the fund is shown in the table below.

Fund	2003A, B	2002A, B
Fidelity Advisor Strategic Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Other Fees billed by Deloitte that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2003A, B	2002A, B
Deloitte	$210,000	$640,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Audit Committee to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of the fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of the fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of the fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(f) According to Deloitte for the fiscal year ended December 31, 2003, the percentage of hours spent on the audit of the fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of Deloitte is as follows:

Fund	2003
Fidelity Advisor Strategic Income Fund	0%

(g) For the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate fees billed by Deloitte of $1,450,000A and $1,550,000A for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2003A	2002A
Covered Services	$200,000	$650,000
Non-Covered Services	$1,250,000	$900,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte to Fund Service Providers to be compatible with maintaining the independence of Deloitte in its audit of the fund, taking into account representations from Deloitte, in accordance with Independence Standards Board Standard No.1, regarding its independence from the fund and its related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	February 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	February 23, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	February 23, 2004